TO THE SHAREHOLDERS OF ORCHARD SERIES FUND:

Higher interest rates, a cheaper Euro, and higher oil prices have been the main influences over the markets during the fiscal year ending October 31, 2000. Central bankers around the world have continued to bump up interest rates and economies have cooled to the point that the next move is expected to be a drop in rates. Europe has been hit with the double whammy of buying a more expensive commodity (oil) with a less valuable currency (Euro). After a major run-up in stock prices during the first six months of this time period, the Japanese markets are coming back down to the reality of a stagnant economy.

Locally, inflation remains tame, outside of energy prices, as retailers look towards a soft holiday shopping season. Weakening values for the Euro and Yen have helped the U.S. by providing for a steady supply of cheap goods. Many of the U.S. multinationals with operations in Europe have been hurt due to the weakening Euro. Economic growth is slowing from 4-5% down to a predicted 1-2% going forward.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principals include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it. Are you investing for aggressive growth, long-term growth, growth and income, or current income? How much relative risk are you willing to accept in exchange for the potential to achieve those objectives?

The longer your investment time frame, or horizon, the less likely it is that you will be affected by short-term market volatility. For medium horizons, short-term volatility may have more of an impact on your investments. If your investment horizon is short, you may wish to consider primarily those investment options that seek income and maintain a relatively stable share value.

No matter what your objectives, risk tolerance or investment horizon, it makes sense to diversify your holdings. While investing in a diversified mutual fund spreads your risk over several or many companies and usually over several industries, you may wish to diversify further. By investing in funds that hold securities of different types or in various sizes of companies, you may be able to reduce the risk that one particular segment of the U.S. market doing poorly could significantly harm your portfolio in the long term. You may also wish to diversify your portfolio across multiple geographic markets, such as the U.S., Europe and/or the Pacific.

If you have questions, please call us at (800) 338-4015, so that we may provide you with information that can be useful to you in making investment decisions.

Orchard Series Fund offers six funds. A review of these funds, including their independently audited financial statements and financial highlights for the fiscal year, is provided with this annual report.

The investment adviser for Orchard Series Fund is GW Capital Management, LLC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.


                          ORCHARD S&P 500 INDEX FUND

The S&P 500 Index, after peaking at 1527.46 in March, dropped to as low as 1329.78 in October, ending the year on October 31, 2000 at 1429.40. Overall performance for the index was relatively flat compared to recent years. The index had a total return of 6.09% with dividends reinvested. After having phenomenal returns during the late 1990's, large caps were particularly vulnerable to the recent interest rate hikes. Retailers were hit hard as investors worried that consumer spending would tail off.

Looking forward, large-caps could benefit assuming the Fed is finished raising rates with an eye on a trend toward easing.



                           ORCHARD S&P 500 INDEX FUND
                              LINE GRAPH COMPARISON

                            ORCHARD INDEX       S&P 500 INDEX


2/3/97                         10,000.00            10,000.00

10/31/97                       11,738.00            11,794.00

10/31/98                       14,224.00            14,388.00

10/31/99                       17,769.00            18,081.00

10/31/00                       18,732.00            19,182.00


Orchard Index 500 Total Return  -  One Year: 5.42%
                                   Since Inception: 18.22%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 500 Fund, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 2/3/97. Past performance is no guarantee of future results. Investment retrun and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.

                             ORCHARD INDEX 600 FUND

The S&P 600 Index closed at 218.54 on October 31, 2000. This was close to its high of 225.12 in September. The low for the year was at the starting point of
175.67 on October 29, 1999. Small cap exploration, production and drilling stocks were a big contributor to a total return of 25.26% return for the S&P 600 index. Also, while large-cap techs were tanking, a lot of the small-cap techs helped support this index.

The value style portion of the index has done relatively well as growth stocks had their P/E's trimmed. Going forward, one of the main questions will be whether or not large-cap investors continue to look for alternatives. Or will they go back home?


                             ORCHARD INDEX 600 FUND
                             LINE GRAPH COMPARISON

                            ORCHARD INDEX 600   S&P 600 INDEX

2/3/97                         10,000.00            10,000.00

10/31/97                       12,146.00            12,198.00

10/31/98                       10,766.00            10,848.00

10/31/99                       12,002.00            12,152.00

10/31/00                       14,852.00            15,222.00

Orchard Index 600 Total Return - One Year: 23.75%
                                 Since Inception: 11.13%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 600 Fund, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 2/3/97. Past performance is no guarantee of future results. Investment retrun and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.



                            ORCHARD DJIA INDEX FUND

With a high of 11,722.98 in January and a low of 9,796.03 in March, there was a lot of volatility in the DJIA index for the year ending October 31, 2000. Even so, the total return for the year was a paltry 3.8203%. Microsoft Corp was a large contributor to holding the index back. Over the 12 month period, Microsoft fell 25%. Industrials also put a damper on the DJIA index. Caterpillar Inc. was down 36% for the time period.

                        ORCHARD NASDAQ-100 INDEX FUND

The total return for the Nasdaq 100 Index for the year ending October 31, 2000 was 24.50%. More notable was the drop from 4704.73 in March to the 3000 level in October. All of the industries within the tech sector have fallen off as of late. From the internet to semi-conductors to fiber optics to networking, there has been a domino affect. Internet storage and software have been the only bright spots in the sector.

                               ORCHARD VALUE FUND


The Orchard Value Fund outperformed its benchmark during the fiscal year 2000. The Funds return was 7.77%, while the Russell 1000 Value Index returned 5.52% during the fiscal year. The Fund was negatively impacted by what we perceive as unique market conditions in the first half of the fiscal year. This market environment has turned sharply as technology stocks have declined to distress levels. The Funds conservative investment philosophy has allowed us to significantly outperform during the last six months. During this time period, the Fund returned 14.79% v. 6.58% for the Russell 1000 Value Index. Our deep value approach is now being rewarded as the market continues to rotate out of overvalued technology and telecommunication stocks and into cheap energy, utility, and financial stocks which the Orchard Value Fund has overweighted.
Value has begun to outperform and the Funds strategy does best in this environment. Class B shares have a date of inception of March 24, 2000. During this time period, these shares outperformed their benchmark returning 17.79% vs. 5.83% for the Russell 1000 Value Index. Class B shares also significantly outperformed their index over the last 6 months returning 14.65% v. 6.58% for the Russell 1000 Value Index. We believe that technology and telecommunications stocks, which have dominated all indices for the last 2 1/2 years, have entered a deep bear market. We have been, and continue to be, underweight in these overvalued sectors and believe that we will outperform our benchmark and the S&P 500 as money flows away from these groups and towards stocks with better valuations.


                           ORCHARD VALUE CLASS A FUND
                              LINE GRAPH COMPARISON

                            ORCHARD               S&P 500       RUSSELL 1000
                             VALUE                                 VALUE

3/98                        10,000.00           10,000.00        10,000.00

10/31/98                     9,042.00           10,591.00        10,154.00

10/31/99                     9,629.00           13,309.00        11,832.00

10/31/00                    10,377.00           14,120.00        12,485.00

Orchard Value Total Return - One Year: 7.77%
                             Since Inception: 1.40%

Given the fundamental objectives of the Orchard Value Fund, the investment advisor and sub-advisor have determined that the Russell 1000 Value Index is the appropriate index to use as the benchmark for the Orchard Value Funds performance.

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Value Fund, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 3/2/98. Past performance is no guarantee of future results. Investment retrun and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.

                                  ORCHARD VALUE CLASS B FUND
                                    Line Graph Comparison

         Orchard Value Fund        S&P 500 Index     Russell 1000 Value Index
  3/24/00                 $10,000                $10,000        $10,000
  10/31/00                $11,779                $9,420         $10,583

 Orchard Value Class A Total Return -       One Year:  N/A
                                    Since Inception:  17.79%

Given the fundamental objectives of the Orchard Value Fund, the investment advisor and sub-advisor have determined that the Russell 1000 Value Index is the appropriate index to sue at the benchmark for the Orchard Value Class B Funds performance.

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Value Class B Fund, made at its inception, with the performance of the S&P 500 Index and Russell 1000 Value Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 3/24/00. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.



INDEPENDENT AUDITORS REPORT


To the Shareholders and Board of Trustees of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Orchard DJIASM Fund, Orchard Index 600 Fund, Orchard Money Market Fund, Orchard Nasdaq-100 Fund, and Orchard S&P 500 Index Fund) as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Orchard Series Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


December 1, 2000


THE ORCHARD SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000
                                                      ORCHARD         ORCHARD         ORCHARD        ORCHARD           ORCHARD S&P
                                                    DJIA sm INDEX    INDEX 600      MONEY MARKET    NASDAQ-100         500 INDEX
                                                        FUND           FUND            FUND         INDEX FUND        FUND
ASSETS:
     Investments in securities, market value  (1) $    1,103,692 $   160,569,357 $     4,022,160 $    1,728,018  $  703,910,926
     Cash                                                 16,536         299,111         139,555         51,747         473,579
     Dividends and interest receivable                       713          49,340             481             37         476,586
     Subscriptions receivable                                  0               0               0            421               0
     Receivable for investments sold                      63,006       5,510,403               0         19,222               0
     Variation margin on futures contracts                     0               0               0              0         221,735
     Total assets                                      1,183,947     166,428,211       4,162,196      1,799,445     705,082,826


LIABILITIES:
     Dividends payable                                         0               0             676              0               0
     Due to investment adviser                               522          79,923           1,735            741         362,013
     Redemptions payable                                       0               0               0             23               0
     Payable for investments purchased                    78,290       5,942,475               0         70,030               0

     Total liabilities                                    78,812       6,022,398           2,411         70,794         362,013


NET ASSETS                                          $    1,105,135 $   160,405,813 $     4,159,785 $    1,728,651  $  704,720,813
                                                       =============--==============--==============--=============---=============-
                                                       =============--==============--==============--=============---=============-

NET ASSETS REPRESENTED BY:
Capital stock, No par value                    $    1,119,634 $   128,423,010 $     4,159,785 $    1,969,859  $  466,656,032

Net unrealized appreciation (depreciation)            (5,033)       9,703,593                        (228,254)    183,644,361
on investments and futures
Undistributed net investment income (loss)              1,543          53,200                         (1,011)      1,254,551

Accumulated net realized gain (loss)                  (11,009)     22,226,010                        (11,943)     53,165,869
on investments and futures
NET ASSETS                                     $       1,105,135 $   160,405,813 $     4,159,785 $ 1,728,651  $  704,720,813
-------------------------------------------------=============--==============--==============--=============---=============------
-------------------------------------------------=============--==============--==============--=============---=============------

NET ASSET VALUE PER OUTSTANDING SHARE           $       9.8131 $       13.5506 $        1.0000 $       8.3638  $      17.5786
--------------------------------------------        =============--==============--==============--=============---=============----
----------------------------------------------------=============--==============--==============--=============---=============----
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                   112,618      11,837,565       4,159,785        206,681      40,089,715



(1)  Cost of investments in securities:         $    1,108,725 $   150,865,764 $     4,022,160 $    1,956,272  $  520,370,190
See notes to financial statements.



THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2000

                                                 ORCHARD        ORCHARD        ORCHARD        ORCHARD      ORCHARD S&P
                                                DJIA  INDEX    INDEX 600     MONEY MARKET   NASDAQ-100     500 INDEX
                                                    FUND           FUND           FUND      INDEX FUND        FUND

INVESTMENT INCOME:
    Interest                                  $          318 $      214,506 $      261,368            460        807,557
    Dividends                                          2,277      1,051,401              0             46      8,350,941
    Foreign withholding tax                                0           (484)             0              0        (36,173)
    Total income                                       2,595      1,265,423        261,368            506      9,122,325
EXPENSES:
    Audit fees                                                                       7,093
    Investment administration                                                      131,738
    Bank and custodial fees                                                          8,240
    Other expenses                                                                  40,818
    Management fees                                    1,052        934,364          8,364          1,517      4,474,333

    Total expenses                                     1,052        934,364        196,253          1,517      4,474,333
    Less amount reimbursed by GW Capital Management                                177,016

    Net expenses                                       1,052        934,364         19,237          1,517      4,474,333

NET INVESTMENT INCOME (LOSS)                           1,543        331,059        242,131         (1,011)     4,647,992

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments          (11,009)    23,169,082                       (11,943)    53,053,196
    Net realized gain (loss) on futures contracts         0       (202,178)                            0      2,591,597
    Change in net unrealized appreciation             (5,033)     9,737,156                      (228,254)   (17,996,478)
    (depreciation on investments)

    Change in net unrealized appreciation                 0       (124,623)                            0     (1,156,398)
    on futures contacts
    Net realized and unrealized gain (loss)          (16,042)    32,579,437              0       (240,197)    36,491,917
    on investments and futures contracts

NET INCREASE (DECREASE) IN NET ASSETS RESULTING $      (14,499)$   32,910,496 $      242,131       (241,208)    41,139,909
FROM OPERATIONS
------------------------------------------------------=============--=============--=============-==============-==============
------------------------------------------------------=============--=============--=============-==============-==============

See notes to financial statements.
THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2000 AND 1999
                                                     ORCHARD                     ORCHARD                        ORCHARD
                                                   DJIA  INDEX FUND         INDEX 600 FUND                 MONEY MARKET FUND
                                                        2000               2000           1999             2000          1999
                                                        (A)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                              $  1,543      $     331,059  $     365,155    $    242,131  $    159,458
     Net realized gain (loss) on investments             (11,009)        23,169,082      6,728,212                             0
     Net realized gain (loss) on futures contracts             0           (202,178)        49,914               0             0
     Change in net unrealized appreciation                (5,033)         9,737,156        175,433                             0
     (depreciation) on investment
     Change in net unrealized appreciation                     0           (124,623)       124,623
     on future contract
     Net increase (decrease) in net assets               (14,499)        32,910,496      7,443,337         242,131       159,458
     resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                0           (376,685)      (270,470)       (242,131)     (159,458)
     From net realized gains                                   0         (7,519,020)      (377,594)

     Total distributions                                       0         (7,895,705)      (648,064)       (242,131)     (159,458)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                  1,137,540        117,576,001    142,892,303       6,761,990       672,208
     Reinvestment of distributions                              0          7,895,705        648,064         241,455       159,458
     Redemptions of shares                                (17,906)       (126,852,617)  (18,447,304)     (6,590,519)     (359,055)
     Net increase (decrease) in net assets              1,119,634         (1,380,911)   125,093,063         412,926       472,611
     resulting from share transactions
     Total increase in net assets                       1,105,135         23,633,880    131,888,336         412,926       472,611


NET ASSETS:
     Beginning of period                                       0        136,771,933      4,883,597       3,746,859     3,274,248

     End of period  (1)                           $    1,105,135      $ 160,405,813  $ 136,771,933    $  4,159,785  $  3,746,859
----------------------------------------------------=============-------============---============-----===========---===========
----------------------------------------------------=============-------============---============-----===========---===========

OTHER INFORMATION:

SHARES:

     Sold                                     114,492          9,152,928     12,941,630       6,761,990       672,208

     Issued in reinvestment of distributions        0            681,332         57,340         241,455       159,458

     Redeemed                                  (1,874)        (9,819,062)    (1,644,828)     (6,590,519)     (359,055)

     Net increase                             112,618             15,198     11,354,142         412,926       472,611
-------------------------------------------=============-------============---============-----===========---===========---------
-------------------------------------------=============-------============---============-----===========---===========---------


(1) Including undistributed net investment income              $        1,543      $      53,200  $      98,826    $          0  $


THE ORCHARD SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED OCTOBER 31, 2000 AND 1999
                                                                                ORCHARD
                                                                              NASDAQ-100                         ORCHARD
                                                                               INDEX FUND               S&P 500 INDEX FUND
                                                                                 2000                     2000             1999
                                                                                  (A)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                           $        (1,011)          $   4,647,992    $   5,413,179
    Net realized gain (loss) on investments                                        (11,943)             53,053,196       18,471,828
    Net realized gain on futures contracts                                               0               2,591,597        1,849,430
    Change in net unrealized appreciation (depreciation) on investments           (228,254)            (17,996,478)     125,441,376
    Change in net unrealized appreciation on futures contracts                           0              (1,156,398)         698,898

    Net increase (decrease) in net assets resulting from operations               (241,208)             41,139,909      151,874,711

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                           0              (5,070,442)      (5,460,884)
    From net realized gains                                                              0             (22,081,374)      (7,247,165)
    Total distributions                                                                  0             (27,151,816)     (12,708,049)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                            1,993,938             438,708,142       78,037,447
    Reinvestment of distributions                                                        0              27,151,816       12,708,049
    Redemptions of shares                                                          (24,079)            (538,177,600)    (71,949,186)

    Net increase (decrease) in net assets resulting from share transactions      1,969,859             (72,317,642)      18,796,310

    Total increase (decrease) in net assets                                      1,728,651             (58,329,549)     157,962,972

NET ASSETS:
    Beginning of period                                                                  0             763,050,362      605,087,390
    End of period  (1)                                                     $     1,728,651           $ 704,720,813    $ 763,050,362
-----------------------------------------------------------------------------==============------------============-----============
-----------------------------------------------------------------------------==============------------============-----============

OTHER INFORMATION:

SHARES:
    Sold                                                                           209,189              24,747,735        4,838,149
    Issued in reinvestment of distributions                                              0               1,543,278          816,633
    Redeemed                                                                        (2,508)            (30,397,111)      (4,431,531)
    Net increase (decrease)                                                        206,681              (4,106,098)       1,223,251
-----------------------------------------------------------------------------==============------------============-----============
-----------------------------------------------------------------------------==============------------============-----============

(1) Including undistributed net investment income (loss)                   $        (1,011)          $   1,254,551    $   1,677,001


(A) Fund commenced on August 28, 2000.
See notes to financial statements


THE ORCHARD SERIES FUND
ORCHARD DJIA INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the fund for the period ended October 31, 2000 is as follows:
                                                                                   Period Ended
                                                                                    October 31,
                                                                                       2000
                                                                                        (A)


Net Asset Value, Beginning of Period                                             $       10.0000

Income from Investment Operations

Net investment income                                                                     0.0137
Net realized and unrealized loss                                                         (0.2006)

Total Loss From Investment Operations                                                    (0.1869)

Net Asset Value, End of Period                                                   $        9.8131
-----------------------------------------------------------------------------------==============
-----------------------------------------------------------------------------------==============
                                                                                          0.0000

Total Return                                                                              (1.87%)#

Net Assets, End of Period                                                        $     1,105,135

Ratio of Expenses to Average Net Assets                                                    0.60% *

Ratio of Net Investment Income to Average Net Assets                                       0.88% *

Portfolio Turnover Rate                                                                   12.27% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on August 28, 2000.
                                                                                      (Continued)



THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of capital stock of the fund for the years ended October 31, 2000, 1999 and 1998, and the period ended
October 31, 1997 are as follows:

                                               Period Ended October 31,
                                                  2000           1999           1998           1997
                                                                                                (A)

Net Asset Value, Beginning of Period        $      11.5689 $      10.4300 $      12.1191  $     10.0000

Income from Investment Operations

Net investment income                               0.0263         0.0235         0.0255         0.0238

Net realized and unrealized gain (loss)             2.6089         1.1728        (1.3719)        2.1191

Total Income (Loss) From Investment Operations      2.6352         1.1963        (1.3464)        2.1429


Less Distributions


From net investment income                         (0.0302)       (0.0239)       (0.0167)       (0.0238)

From net realized gains                            (0.6233)       (0.0335)       (0.3260)        0.0000

Total Distributions                                (0.6535)       (0.0574)       (0.3427)       (0.0238)

Net Asset Value, End of Period              $      13.5506 $      11.5689 $      10.4300  $     12.1191
----------------------------------------------=============--=============--=============---============---
----------------------------------------------=============--=============--=============---============---
                                                    0.0000

Total Return                                        23.75%         11.48%        (11.37%)        21.46% #


Net Assets, End of Period                   $  160,405,813 $  136,771,933 $    4,883,597  $   5,469,919

Ratio of Expenses to Average Net Assets              0.60%          0.60%          0.60%          0.60% *

Ratio of Net Investment Income to

Average Net Assets                                   0.21%          0.30%          0.22%          0.30% *

Portfolio Turnover Rate                             63.52%         40.90%         31.25%         21.58% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on February 3, 1997.

                                                                                             (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the fund for the years ended October 31, 2000, 1999 and 1998, and the period ended
October 31, 1997 are as follows:
                                                   Period Ended October 31,
                                                    2000           1999          1998          1997
                                                                                               (A)

Net Asset Value, Beginning of Period           $      1.0000  $     1.0000  $     1.0000  $     1.0000

Income from Investment Operations

Net investment income                                 0.0611        0.0458        0.0513        0.0363

Total Income From Investment Operations               0.0611        0.0458        0.0513        0.0363


Less Distributions


From net investment income                           (0.0611)      (0.0458)      (0.0513)      (0.0363)

Total Distributions                                  (0.0611)      (0.0458)      (0.0513)      (0.0363)

Net Asset Value, End of Period                 $      1.0000  $     1.0000  $     1.0000  $     1.0000
-------------------------------------------------============---===========---===========---===========---
-------------------------------------------------============---===========---===========---===========---

Total Return                                           6.29%         4.68%         5.26%         3.69% #


Net Assets, End of Period                      $   4,159,785  $  3,746,859  $  3,274,248  $  3,110,727

Ratio of Expenses to Average Net Assets

- Before Reimbursement ^                               4.71%         2.18%         3.57%         1.54% *

- After Reimbursement                                  0.46%         0.46%         0.46%         0.46% *

Ratio of Net Investment Income to Average Net Assets

- Before Reimbursement ^                               1.56%         2.88%         2.03%         3.79% *

- After Reimbursement                                  5.82%         4.60%         5.13%         4.88% *

# Based on operations for the period shown and, accordingly, is not representative of a full year.

^ Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized

(A)  The portfolio commenced operations on February 3, 1997.

                                                                                            (Continued)


THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the fund for the period ended October 31, 2000 is as follows:

                                                                                     Period Ended
                                                                                     October 31,
                                                                                         2000
                                                                                         (A)

Net Asset Value, Beginning of Period                                               $      10.0000

Income from Investment Operations

Net investment loss                                                                       (0.0049)

Net realized and unrealized loss                                                          (1.6313)

Total Loss From Investment Operations                                                     (1.6362)

Net Asset Value, End of Period                                                     $       8.3638
-------------------------------------------------------------------------------------=============---
-------------------------------------------------------------------------------------=============---

Total Return                                                                              (16.36%)#

Net Assets, End of Period                                                          $    1,728,651

Ratio of Expenses to Average Net Assets                                                     0.60% *

Ratio of Net Investment Loss to Average Net Assets                                         (0.40%)*

Portfolio Turnover Rate                                                                    13.52% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on August 28, 2000.
                                                                                       (Continued)



THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the fund for the years ended October 31, 2000, 1999 and 1998, and the period ended
October 31, 1997 are as follows:

                                            Period Ended October 31,
                                             2000             1999             1998            1997
                                                                                                (A)

Net Asset Value, Beginning of Period    $     17.2652   $      14.0808   $      11.6936   $     10.0000

Income from Investment Operations

Net investment income                          0.1116           0.1221           0.1282          0.0388

Net realized and unrealized gain               0.8215           3.3536           2.3471          1.6936

Total Income From Investment Operations        0.9331           3.4757           2.4753          1.7324

Less Distributions

From net investment income                    (0.1182)         (0.1243)         (0.0881)        (0.0388)

From net realized gains                       (0.5015)         (0.1670)                          0.0000

Total Distributions                           (0.6197)         (0.2913)         (0.0881)        (0.0388)

Net Asset Value, End of Period          $     17.5786   $      17.2652   $      14.0808   $     11.6936
------------------------------------------============----=============----=============----============---
------------------------------------------============----=============----=============----============---

Total Return                                    5.42%           24.92%           21.18%          17.38% #

Net Assets, End of Period               $ 704,720,813   $  763,050,362   $  605,087,390   $ 492,866,332

Ratio of Expenses to Average Net Assets         0.60%            0.60%            0.60%           0.60% *

Ratio of Net Investment Income to

Average Net Assets                              0.63%            0.75%            0.96%           1.67% *

Portfolio Turnover Rate                        20.34%           17.09%           20.20%           0.45% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on February 3, 1997.

                                                                                             (Concluded)






















                                   THE ORCHARD SERIES FUND

                      Financial Statements and Financial Highlights for
                          the Years Ended October 31, 2000 and 1999

                                         (Section 1)


















THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000
-------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of six funds. Interests in the Orchard DJIA Index, Orchard Index 600, Orchard Money Market, Orchard Nasdaq-100 Index, and Orchard S&P 500 Index Funds (the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds and to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund. Each Fund is diversified as defined in the 1940 Act, with the exception of the Orchard DJIA Index and the Orchard Nasdaq-100 Index Funds, which are non-diversified. The Trust is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

Initial capitalization of $100,000 for the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index Funds was received January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $1,000,000 for the Orchard DJIA Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index Fund was received August 25, 2000 from GWL&A. At October 31, 2000, GWL&As investment in the Funds totaled $6,214,614.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust, which are in accordance with generally accepted accounting principles in the investment company industry:


Security  Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.


Financial Futures Contracts

The Orchard DJIA Index, Orchard Index 600, Orchard Nasdaq-100 Index, and Orchard S&P 500 Index Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Orchard DJIA Index, Orchard Index 600, Orchard Nasdaq-100 Index, and Orchard S&P 500 Index Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in
additional   shares  at  net  asset  value.


Security   Transactions

Security
transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. The Orchard Money Market Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date.

Federal Income Taxes

 For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification  of  Distributions  to  Shareholders

The
character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment advisor receives monthly compensation at the annual rate of .20% of the average daily net assets of the Orchard Money Market Fund and .60% of the average daily net assets of the Orchard DJIA Index, Orchard Index 600, Orchard Nasdaq-100 Index, and Orchard S&P 500 Index Funds. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of .46% for the Orchard Money Market Fund. Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Orchard DJIA Index, Orchard Index 600, Orchard Nasdaq-100 Index, and Orchard S&P 500 Index Funds, the management fee encompasses fund operation expenses. One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly owned subsidiary of GWL&A, distributes and markets the Trusts Funds. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds. Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.


3.    CAPITAL STOCK

The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended October 31, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                Purchases          Sales
                                              --------------    ------------

     Orchard DJIA Index Fund                   1,245,691            125,956
     Orchard Index 600 Fund                   96,049,399         95,821,527
     Orchard Nasdaq-100 Index Fund             2,178,825            210,609
     Orchard S&P 500 Index Fund              147,789,938        232,505,116

      For the year ended October 31, 2000, there were no purchases or sales of U.S.
      Government securities.

5.    UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2000, were as follows:

                               Cost For                                            Net
                                Income                                          Unrealized
                                 Tax            Gross            Gross         Appreciation
                               Purposes      Appreciation    Depreciation      (Depreciation)
                             -------------   -------------   --------------    -------------

     Orchard DJIA Index
       Fund                     1,138,031   $       68,091  $     (102,430)    $  (34,339)

     Orchard Index 600 Fund   153,093,590       33,498,050     (26,022,283)      7,475,767
     Orchard Nasdaq-100
       Index Fund              1,959,563           52,364       (283,909)       (231,545)
     Orchard S&P 500 Index
       Fund                  523,265,433      233,527,580     (52,882,087)     180,645,493


6.    FUTURES CONTRACTS

As of October 31, 2000, the Orchard S&P 500 Index Fund held 30 open S&P 500 futures contracts. The contracts expire in December 2000, and the Fund has recorded unrealized appreciation of $103,625 as of October 31, 2000.



The Orchard Series Fund Schedule of Investments October 31, 2000

Orchard DJIA Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 7.5%
        600 Boeing Co                                                     40,687
        600 United Technologies Corp                                      41,887
                                                                         $82,574

AUTOMOBILES --- 3.4%
        600 General Motors Corp                                           37,275
                                                                         $37,275

BANKS --- 9.0%
        600 JP Morgan & Co Inc                                            99,303
                                                                         $99,303

CHEMICALS --- 2.5%
        600 EI du Pont de Nemours & Co                                    27,225
                                                                         $27,225

COMPUTER HARDWARE & SYSTEMS --- 7.9%
        600 Hewlett-Packard Co                                            27,862
        600 International Business Machines Corp                          59,100
                                                                         $86,962

COMPUTER SOFTWARE & SERVICES --- 3.7%
        600 Microsoft Corp*                                               41,325
                                                                         $41,325

ELECTRONIC INSTRUMENTS & EQUIP --- 3.0%
        600 General Electric Co                                           32,887
                                                                         $32,887

ELECTRONICS - SEMICONDUCTOR --- 2.4%
        600 Intel Corp                                                    27,000
                                                                         $27,000

FINANCIAL SERVICES --- 6.1%
        600 American Express Co                                           36,000
        600 Citigroup Inc                                                 31,575
                                                                         $67,575

FOOD & BEVERAGES --- 3.3%
        600 Coca-Cola Co                                                  36,225
                                                                         $36,225

GOLD, METALS & MINING --- 1.6%
        600 Alcoa Inc                                                     17,212
                                                                         $17,212

HEALTH CARE RELATED --- 5.0%
        600 Johnson & Johnson                                             55,275
                                                                         $55,275

HOUSEHOLD GOODS --- 3.9%
        600 Procter & Gamble Co                                           42,862
                                                                         $42,862

LEISURE & ENTERTAINMENT --- 1.9%
        600 Walt Disney Co                                                21,487
                                                                         $21,487

MACHINERY --- 1.9%
        600 Caterpillar Inc                                               21,037
                                                                         $21,037

MANUFACTURING --- 2.9%
        600 Honeywell International Inc                                   32,287
                                                                         $32,287

MISCELLANEOUS --- 5.3%
        600 Minnesota Mining & Mftg Co                                    57,975
                                                                         $57,975

OIL & GAS --- 4.8%
        600 Exxon Mobil Corp                                              53,512
                                                                         $53,512

PAPER & FOREST PRODUCTS --- 2.0%
        600 International Paper Co                                        21,975
                                                                         $21,975

PHARMACEUTICALS --- 4.9%
        600 Merck & Co Inc                                                53,962
                                                                         $53,962

PHOTOGRAPHY/IMAGING --- 2.4%
        600 Eastman Kodak Co                                              26,925
                                                                         $26,925

RESTAURANTS --- 1.7%
        600 McDonald's Corp                                               18,600
                                                                         $18,600

RETAIL --- 4.8%
        600 Home Depot Inc                                                25,800
        600 Wal-Mart Stores Inc                                           27,225
                                                                         $53,025

TELEPHONE & TELECOMMUNICATIONS --- 4.4%
        600 AT&T Corp                                                     13,912
        600 SBC Communications Inc                                        34,612
                                                                         $48,524

TOBACCO --- 2.0%
        600 Philip Morris Cos Inc                                         21,975
                                                                         $21,975

UNIT INVESTMENT TRUST --- 1.7%
        171 DIAMONDS Trust Series I                                       18,708
                                                                         $18,708

TOTAL COMMON STOCK --- 100.0%                                         $1,103,692
(Cost $1,108,725)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100.0%                         $1,103,692
(Cost $1,108,725)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 0.7%
     11,600 AAR Corp                                                     138,469
      3,900 Alliant Techsystems Inc*                                     350,754
     10,900 BE Aerospace Inc*                                            179,850
     16,200 Orbital Sciences Corp*                                       128,579
     13,300 Teledyne Technologies Inc*                                   333,325
                                                                      $1,130,977

AGRICULTURE --- 0.5%
     15,200 Corn Products International Inc                              381,900
     19,200 DIMON Inc                                                     58,790
     16,566 Delta & Pine Land Co                                         404,823
                                                                        $845,513

AIR FREIGHT --- 0.8%
     22,100 Expeditors Int'l of Washington Inc                         1,146,438
     15,800 Fritz Cos Inc*                                               128,375
                                                                      $1,274,813

AIRLINES --- 0.7%
      9,100 Atlantic Coast Airlines Holdings Inc*                        325,325
     14,000 Mesa Air Group Inc*                                           82,250
      6,000 Midwest Express Holdings Inc*                                114,000
     11,800 SkyWest Inc                                                  595,900
                                                                      $1,117,475

AUTO PARTS & EQUIPMENT --- 1.2%
      8,700 Applied Industrial Technologies Inc                          147,352
     31,900 Gentex Corp*                                                 789,525
     10,900 Intermet Corp                                                 81,750
     19,300 MascoTech Inc                                                322,059
      6,700 Midas Inc                                                     92,963
      7,700 Simpson Industries Inc                                        90,952
      5,400 Standard Motor Products Inc                                   45,225
      9,100 TBC Corp*                                                     44,363
     15,100 Tenneco Automotive Inc                                        65,111
     20,400 Tower Automotive Inc*                                        224,400
                                                                      $1,903,700

BANKS --- 4.6%
     17,200 Centura Banks Inc                                            661,116
     11,400 Chittenden Corp                                              302,807
     13,368 Commerce Bancorp Inc                                         809,593
     24,350 Commercial Federal Corp                                      426,125
     19,300 Community First Bankshares Inc                               299,150
     22,400 Cullen/Frost Bankers Inc                                     746,189
     11,600 First BanCorp                                                266,069
     17,650 First Midwest Bancorp Inc                                    442,344
      4,900 GBC Bancorp                                                  156,188
     20,883 Hudson United Bancorp                                        467,257
     19,100 Imperial Bancorp*                                            464,359
     11,858 Provident Bankshares Corp                                    224,555
     12,200 Riggs National Corp                                          137,250
     18,600 South Finanical Group Inc                                    189,478
     12,300 Southwest Bancorp of Texas Inc*                              448,950
     16,950 Susquehanna Bancshares Inc                                   239,419
     26,568 TrustCo Bank Corp NY                                         318,816
     18,000 United Bankshares Inc                                        351,000
      9,800 Whitney Holding Corp                                         361,983
                                                                      $7,312,648

BIOTECHNOLOGY --- 3.5%
     25,800 Advanced Tissue Sciences Inc*                                183,825
     20,300 Alliance Pharmaceutical Corp*                                286,738
     23,500 Bio-Technology General Corp*                                 246,750
     10,100 Biomatrix Inc*                                               193,163
     23,100 COR Therapeutics Inc*                                      1,305,093
     17,800 Cephalon Inc*                                                954,525
     11,020 Enzo Biochem Inc*                                            424,270
     14,900 IDEXX Laboratories Inc*                                      357,600
     11,800 Immune Response Corp*                                         71,532
     14,700 Organogenesis Inc*                                           184,338
     15,800 Regeneron Pharmaceuticals Inc*                               422,650
      8,800 Techne Corp*                                                 992,200
                                                                      $5,622,684

BUILDING MATERIALS --- 0.5%
     12,000 Apogee Enterprises Inc                                        63,000
      8,500 Elcor Corp                                                   132,277
     24,258 Lennox International Inc                                     192,536
      5,200 Simpson Manufacturing Co Inc*                                221,650
      8,700 Universal Forest Products Inc                                117,450
                                                                        $726,913

CHEMICALS --- 1.7%
      9,500 Arch Chemicals Inc                                           184,652
     10,800 Cambrex Corp                                                 431,320
      6,550 ChemFirst Inc                                                150,650
     13,100 Georgia Gulf Corp                                            175,213
     10,000 Lilly Industries Inc Class A                                 300,000
     13,400 MacDermid Inc                                                288,100
      6,400 Material Sciences Corp*                                       64,800
     11,300 Mississippi Chemical Corp                                     50,850
     10,300 OM Group Inc                                                 476,375
     17,100 Omnova Solutions Inc                                          96,188
      3,200 Penford Corp                                                  40,800
     41,700 PolyOne Corp*                                                328,388
      3,800 Quaker Chemical Corp                                          65,311
                                                                      $2,652,647

COMMUNICATIONS - EQUIPMENT --- 3.2%
     16,100 Adaptive Broadband Corp*                                     258,598
     12,000 Allen Telecom Inc*                                           224,244
     16,000 Anixter International Inc*                                   388,000
     22,300 Aspect Communications Corp*                                  367,593
      9,700 Audiovox Corp Class*                                         132,764
     24,000 Brightpoint Inc*                                             159,744
      5,300 Brooktrout Inc*                                               76,516
     18,575 Cable Design Technologies Corp*                              428,377
     31,600 DMC Stratex Networks Inc*                                    730,750
      5,800 Davox Corp*                                                   56,550
     11,400 Inter-Tel Inc                                                131,807
     33,300 P-Com Inc*                                                   187,313
     21,100 Plantronics Inc*                                             962,688
     11,000 Proxim Inc*                                                  666,875
      9,750 SymmetriCom Inc*                                             124,313
      9,400 ViaSat Inc*                                                  206,800
                                                                      $5,102,932

COMPUTER HARDWARE & SYSTEMS --- 1.0%
     12,800 Auspex Systems Inc*                                          129,600
      6,500 Digi International Inc*                                       47,125
     21,700 National Instruments Corp*                                 1,013,108
      9,300 Network Equipment Technologies Inc*                           88,350
      6,800 Standard Microsystems Corp*                                  163,200
      7,500 Telxon Corp*                                                 168,278
                                                                      $1,609,661

COMPUTER SOFTWARE & SERVICES --- 6.5%
     13,200 AVT Corp*                                                     82,909
     18,000 American Management Systems Inc*                             389,250
      9,750 Analysts International Corp                                   60,938
     11,200 Aspen Technology Inc*                                        462,694
     16,900 Avant! Corp*                                                 284,123
     10,900 Avid Technology Inc*                                         151,238
      9,700 Aware Inc*                                                   300,089
      6,000 BARRA Inc*                                                   366,750
      4,900 CACI International Inc Class A*                              101,063
     25,700 CIBER Inc*                                                   200,768
      9,000 Computer Task Group Inc                                       47,250
      7,100 Concord Communications Inc*                                   55,025
     17,050 Dendrite International Inc*                                  370,838
     17,900 Epicor Software Corp*                                         35,227
      9,900 Exabyte Corp*                                                 76,725
      6,200 Fair Isaac & Co Inc                                          254,200
     14,800 FileNET Corp*                                                392,200
      9,500 Gerber Scientific Inc                                         76,000
      8,600 Great Plains Software Inc*                                   334,858
     13,900 HNC Software Inc                                             282,337
     10,700 Hutchinson Technology Inc*                                   234,726
     13,985 Hyperion Solutions Corp*                                     195,790
      6,400 Innovex Inc                                                   89,600
     14,100 InterVoice-Brite Inc*                                        137,912
     17,600 Jack Henry & Associates Inc                                  968,000
      5,350 Kronos Inc*                                                  194,938
      7,400 MICROS Systems Inc*                                          146,150
     10,700 NYFIX Inc*                                                   422,650
     11,300 Phoenix Technologies Ltd*                                    181,501
     15,400 Progress Software Corp*                                      243,505
      9,400 Project Software & Development Inc*                          122,200
      6,600 QRS Corp*                                                     55,684
     17,200 RSA Security  Inc*                                           997,600
      7,400 RadiSys Corp*                                                196,100
     26,700 Read-Rite Corp*                                              198,568
     13,600 Remedy Corp*                                                 232,900
     12,700 SAGA SYSTEMS Inc*                                             68,263
      4,200 SPSS Inc*                                                     94,500
     14,100 Systems & Computer Tech Corp*                                203,562
      8,300 THQ Inc*                                                     170,150
     14,200 Verity Inc*                                                  333,700
     13,300 Visual Networks Inc*                                          49,037
     12,900 Xircom Inc*                                                  182,213
      7,100 ZixIt Corp*                                                  173,503
     21,300 eLoyalty Corp*                                               205,013
     10,200 ePresence Inc*                                                72,032
                                                                     $10,494,279

COSMETICS & PERSONAL CARE --- 0.2%
     29,500 NBTY Inc*                                                    191,750
      7,200 Nature's Sunshine Products Inc                                50,846
                                                                        $242,596

DISTRIBUTORS --- 1.9%
     15,000 Bindley Western Industries Inc                               539,055
     17,100 Fleming Cos Inc                                              242,598
      5,400 Morrison Management Specialists Inc                          180,900
      5,000 Nash-Finch Co                                                 61,875
     14,200 Owens & Minor Inc                                            214,775
     29,000 Patterson Dental Co*                                         908,048
      6,000 Performance Food Group Co*                                   243,000
      9,794 Priority Healthcare Corp*                                    526,428
      7,900 United Natural Foods Inc*                                     99,240
                                                                      $3,015,919

ELECTRIC COMPANIES --- 1.3%
     20,300 Avista Corp                                                  455,471
      3,200 Bangor-Hydro Electric Co                                      78,598
      7,200 CH Energy Group Inc                                          283,500
      5,000 Central Vermont Public Service Corp                           50,310
      2,300 Green Mountain Power Corp                                     17,825
     10,000 NorthWestern Corp                                            221,250
     15,100 RGS Energy Group Inc                                         445,450
      6,200 UIL Holdings Corp                                            290,234
     14,000 UniSource Energy Corp                                        209,118
                                                                      $2,051,756

ELECTRONIC INSTRUMENTS & EQUIP --- 8.7%
     10,050 AO Smith Corp                                                141,956
     16,870 APW Ltd*                                                     779,175
     12,750 Aeroflex Inc*                                                758,625
     18,500 Alpha Industries Inc*                                        737,688
      5,500 Analogic Corp                                                194,216
     16,300 Artesyn Technologies Inc*                                    662,188
     14,533 Baldor Electric Co                                           288,843
     10,500 Belden Inc                                                   272,339
      8,200 Benchmark Electronics Inc*                                   330,050
      8,100 Black Box Corp*                                              533,588
     11,300 C&D Technologies Inc                                         668,113
     14,600 C-COR.net Corp*                                              228,125
     13,000 Checkpoint Systems Inc*                                      103,181
     11,600 Coherent Inc*                                                403,819
      8,700 Cohu Inc                                                     137,564
     11,500 Electro Scientific Industries Inc*                           401,776
     14,700 Harman International Industries Inc                          705,600
      6,600 Itron Inc*                                                    38,775
     37,700 KEMET Corp*                                                1,050,888
     12,300 Kent Electronics Corp*                                       229,088
      9,200 Mercury Computer Systems Inc*                                285,200
     15,300 Methode Electronics Inc Class A                              575,663
      4,500 Park Electrochemical Corp                                    297,279
      5,100 Photon Dynamics Inc*                                         183,600
     11,700 Pioneer-Standard Electronics Inc                             162,338
     17,200 Plexus Corp*                                               1,084,666
     15,200 Robotic Vision Systems Inc*                                   83,114
     14,900 SLI Inc                                                      122,925
      7,100 Technitrol Inc                                               787,213
      9,299 Three-Five Systems Inc*                                      320,816
     10,100 Trimble Navigation Ltd*                                      239,875
     18,200 Vicor Corp*                                                  982,800
     11,600 Watsco Inc                                                   109,272
      9,200 X-Rite Inc                                                    62,100
                                                                     $13,962,458

ELECTRONICS - SEMICONDUCTOR --- 3.5%
      9,150 AXT Inc*                                                     352,275
     10,300 Actel Corp*                                                  377,238
     17,800 Alliance Semiconductor Corp*                                 356,000
     21,200 C-Cube Microsystems Inc*                                     413,400
     26,000 Dallas Semiconductor Corp                                  1,030,250
     18,700 ESS Technology Inc*                                          289,850
      9,000 Electroglas Inc*                                             126,558
     16,300 General Semiconductor Inc*                                   186,423
      9,700 Helix Technology Corp                                        270,388
     21,000 Kulicke & Soffa Industries Inc*                              308,427
     10,500 Pericom Semiconductor Corp*                                  278,250
     12,700 Photronics Inc*                                              286,537
     39,700 S3 Inc*                                                      358,531
     14,600 Silicon Valley Group Inc*                                    480,880
     12,800 SpeedFam-IPEC Inc*                                           121,600
      7,900 TelCom Semiconductor Inc*                                    111,090
      9,100 Ultratech Stepper Inc*                                       213,850
                                                                      $5,561,547

ENGINEERING & CONSTRUCTION --- 1.1%
      2,800 Butler Manufacturing Co                                       68,950
     18,075 Dycom Industries Inc*                                        680,072
      8,000 Florida Rock Industries Inc                                  311,000
     17,600 Foster Wheeler Corp                                          129,800
      9,100 Texas Industries Inc                                         212,144
      7,000 URS Corp*                                                     89,684
     22,600 Washington Group International Inc*                          237,300
                                                                      $1,728,950

FINANCIAL SERVICES --- 1.8%
     32,700 AmeriCredit Corp*                                            878,813
     11,100 Cash America International Inc                                57,576
     15,200 Eaton Vance Corp                                             757,142
     12,800 Investors Financial Services Corp                            917,594
     17,800 Mutual Risk Management Ltd                                   322,625
                                                                      $2,933,750

FOOD & BEVERAGES --- 2.1%
      4,200 Agribrands International Inc*                                182,700
      7,900 American Italian Pasta Co Class A*                           158,490
     28,700 Chiquita Brands International Inc                             55,592
      3,800 Coca-Cola Bottling Co Consolidated                           136,800
      7,900 Constellation Brands Inc Class A*                            385,125
     18,200 Earthgrains Co                                               368,550
     12,500 Hain Celestial Group Inc*                                    496,088
      8,100 International Multifoods Corp                                137,190
      3,700 J&J Snack Foods Corp*                                         49,717
      7,900 Michael Foods Inc                                            212,802
     12,900 Ralcorp Holdings Inc*                                        181,400
     24,300 Smithfield Foods Inc*                                        697,094
      9,500 Triarc Cos Inc*                                              236,902
                                                                      $3,298,450

GOLD, METALS & MINING --- 0.8%
      6,100 AM Castle & Co                                                60,238
     13,400 Birmingham Steel Corp*                                        32,656
      4,500 Cleveland-Cliffs Inc                                          92,813
      6,100 Commercial Metals Co                                         166,225
      7,100 Commonwealth Industries Inc                                   41,265
      6,600 IMCO Recycling Inc                                            36,709
      5,900 Quanex Corp                                                  116,891
     20,100 Steel Dynamics Inc*                                          241,200
      4,600 Steel Technologies Inc                                        25,300
     16,650 Stillwater Mining Co*                                        482,850
                                                                      $1,296,147

HARDWARE & TOOLS --- 0.5%
     12,100 Scotts Co Class A*                                           432,575
      5,500 Toro Co                                                      192,500
      6,700 WD-40 Co                                                     146,563
                                                                        $771,638

HEALTH CARE RELATED --- 3.4%
     10,800 Advance Paradigm Inc*                                        527,850
     25,500 Coventry Health Care Inc*                                    465,375
      3,600 Curative Health Services Inc*                                 19,800
      8,200 Hanger Orthopedic Group Inc*                                  26,650
     28,700 Hooper Holmes Inc                                            272,363
      9,100 MAXIMUS Inc*                                                 223,514
     20,400 Mid Atlantic Medical Services Inc*                           346,800
     20,900 Orthodontic Centers of America Inc*                          697,538
     10,900 PAREXEL International Corp*                                   95,375
      6,800 Pediatrix Medical Group Inc*                                 108,372
     10,800 Pharmaceutical Product Development Inc*                      338,170
     13,100 Province Healthcare Co*                                      551,838
     19,800 Renal Care Group Inc*                                        465,300
     11,750 Sierra Health Services Inc*                                   63,885
     39,900 US Oncology Inc*                                             214,463
     12,900 Universal Health Services Inc Class B*                     1,081,988
                                                                      $5,499,281

HEAVY TRUCKS & PARTS --- 0.3%
      7,200 Oshkosh Truck Corp                                           296,100
      4,900 Spartan Motors Inc                                            12,250
      8,900 Titan International Inc                                       40,602
      9,900 Wabash National Corp                                          79,200
                                                                        $428,152

HOMEBUILDING --- 1.5%
     20,400 Champion Enterprises Inc*                                     79,050
     29,031 DR Horton Inc                                                537,074
     14,100 Fleetwood Enterprises Inc                                    185,937
      9,200 MDC Holdings Inc                                             251,850
      3,800 NVR Inc*                                                     392,920
      5,600 Ryland Group Inc                                             180,600
      3,700 Skyline Corp                                                  80,242
     12,800 Standard Pacific Corp                                        240,000
     15,600 Toll Brothers Inc*                                           507,000
                                                                      $2,454,673

HOTELS/MOTELS --- 0.2%
     12,750 Marcus Corp                                                  180,884
     19,400 Prime Hospitality Corp*                                      184,300
                                                                        $365,184

HOUSEHOLD GOODS --- 0.9%
      9,900 Applica Inc*                                                  50,114
      5,100 Bassett Furniture Industries Inc                              64,388
     17,050 Ethan Allen Interiors Inc                                    498,713
     15,300 Fedders Corp                                                  65,025
     26,100 La-Z-Boy Inc                                                 411,075
      6,600 Libbey Inc                                                   179,850
      3,000 National Presto Industries Inc                                91,125
      6,500 Royal Appliance Manufacturing Co*                             37,375
      4,900 Salton Inc*                                                  112,088
                                                                      $1,509,753

INSURANCE RELATED --- 3.3%
     16,400 Arthur J Gallagher & Co                                    1,035,250
      8,635 Delphi Financial Group Inc Class A*                          319,495
      5,600 EW Blanch Holdings Inc                                       105,700
     16,400 Enhance Financial Services Group Inc                         190,650
     29,012 Fidelity National Financial Inc                              712,593
     27,400 First American Financial Corp                                573,674
     30,200 Fremont General Corp                                         109,475
      5,700 Hilb Rogal & Hamilton Co                                     225,863
      4,200 RLI Corp                                                     164,325
     16,300 Radian Group Inc                                           1,155,263
      4,000 SCPIE Holdings Inc                                            76,000
     11,000 Selective Insurance Group Inc                                189,750
     13,750 Trenwick Group Ltd                                           269,844
      7,400 Zenith National Insurance Corp                               168,350
                                                                      $5,296,232

INVESTMENT BANK/BROKERAGE FIRM --- 1.6%
      5,600 Dain Rauscher Corp                                           525,347
     10,500 Jefferies Group Inc                                          286,125
     12,300 Morgan Keegan Inc                                            245,225
      9,100 National Discount Brokers Group Inc*                         443,052
     19,875 Raymond James Financial Inc                                  672,014
      6,810 Southwest Securities Group Inc                               192,383
      9,800 Tucker Anthony Sutro Corp                                    226,625
                                                                      $2,590,771

LEISURE & ENTERTAINMENT --- 1.6%
      5,000 Anchor Gaming*                                               424,685
     10,400 Arctic Cat Inc                                               133,245
     17,500 Aztar Corp*                                                  264,688
      6,700 Coachmen Industries Inc                                       56,113
      4,400 Huffy Corp*                                                   44,000
      8,400 JAKKS Pacific Inc*                                            74,021
      7,700 K2 Inc*                                                       73,150
      7,100 Meade Instruments Corp*                                      130,015
     16,279 Midway Games Inc*                                            126,162
      8,200 Monaco Coach Corp*                                           139,908
     11,400 Pinnacle Entertainment Inc*                                  260,057
     10,300 Polaris Industries Inc                                       357,925
      7,300 SCP Pool Corp*                                               188,888
     11,600 Sturm Ruger & Co Inc                                          97,869
      5,250 Thor Industries Inc                                          105,000
      9,200 Winnebago Industries Inc                                     105,800
                                                                      $2,581,526

MACHINERY --- 0.4%
      6,600 Gardner Denver Inc*                                          121,275
     10,600 Manitowoc Co Inc                                             288,182
     15,000 Milacron Inc                                                 239,055
                                                                        $648,512

MANUFACTURING --- 6.2%
      3,600 Amcast Industrial Corp                                        36,000
     15,400 AptarGroup Inc                                               318,580
      8,300 Astec Industries Inc*                                         85,590
     11,800 BMC Industries Inc                                            70,057
      8,000 Barnes Group Inc                                             154,000
      9,800 Brady Corp Class A                                           303,800
      7,100 Brush Engineered Materials Inc                               145,103
     10,500 CLARCOR Inc                                                  200,813
     12,000 CTS Corp                                                     515,244
      7,000 CUNO Inc*                                                    177,625
     18,700 Cognex Corp*                                                 626,450
      9,500 Dionex Corp*                                                 308,152
      7,500 Esterline Technologies Corp*                                 167,340
      6,400 Flow International Corp*                                      80,000
     18,300 GenCorp Inc                                                  153,263
      8,700 Graco Inc                                                    312,652
     12,800 Griffon Corp*                                                 97,600
     13,000 IDEX Corp                                                    419,250
     10,700 Insituform Technologies Inc Class A*                         381,851
      3,500 Insteel Industries Inc                                        12,030
      5,873 Intermagnetics General Corp*                                 150,496
      7,000 Ionics Inc*                                                  146,559
     18,800 JLG Industries Inc                                           262,016
     10,000 Kaman Corp Class A                                           145,000
      4,200 Lawson Products Inc                                          113,925
      5,025 Lindsay Manufacturing Co                                     105,525
      6,800 Lydall Inc*                                                   71,822
     14,900 Mueller Industries Inc*                                      347,349
      9,256 Myers Industries Inc                                         122,642
     18,900 Paxar Corp*                                                  154,734
      9,000 RTI International Metals Inc*                                130,500
      9,000 Regal-Beloit Corp                                            150,750
     12,000 Reliance Steel & Aluminum Co                                 285,000
      4,700 Robbins & Myers Inc                                          113,679
     13,100 Roper Industries Inc                                         458,500
      5,500 SPS Technologies Inc*                                        283,938
      7,300 Scott Technologies Inc*                                      167,900
      8,500 Shaw Group Inc*                                              692,750
      8,400 Specialty Equipment Cos Inc*                                 254,621
      5,400 Standex International Corp                                    98,885
      6,700 Thomas Industries Inc                                        140,700
     16,400 Tredegar Corp                                                312,617
     16,300 Valence Technology Inc*                                      227,173
     10,000 Valmont Industries Inc                                       203,750
     11,400 Watts Industries Inc Class A                                 127,532
      5,200 Wolverine Tube Inc*                                           70,850
                                                                      $9,904,613

MEDICAL PRODUCTS --- 2.5%
      9,000 ADAC Laboratories*                                           117,000
      6,600 CONMED Corp*                                                  96,934
      6,100 Cooper Cos Inc                                               218,075
     11,300 Cygnus Inc*                                                  100,988
      6,400 Datascope Corp                                               221,600
      5,900 Diagnostic Products Corp                                     269,188
      6,600 Hologic Inc*                                                  43,725
     13,000 Invacare Corp                                                370,500
     10,900 Laser Vision Centers Inc*                                     44,276
     10,100 Mentor Corp                                                  178,013
      6,000 Osteotech Inc*                                                33,000
      5,700 PolyMedica Corp*                                             327,750
     13,200 ResMed Inc*                                                  336,600
     12,700 Respironics Inc*                                             249,238
     10,400 Sola International Inc*                                       44,845
      4,100 Spacelabs Medical Inc*                                        43,563
      9,600 Sunrise Medical Inc*                                          89,395
     10,300 Syncor International Corp*                                   264,576
     12,700 Theragenics Corp*                                             59,525
     13,600 Varian Medical Systems Inc*                                  664,700
      5,300 Vital Signs Inc                                              164,963
                                                                      $3,938,454

OFFICE EQUIPMENT & SUPPLIES --- 0.4%
      2,500 Nashua Corp                                                   14,530
      5,800 New England Business Service Inc                             100,775
     11,400 Standard Register Co                                         136,800
     14,700 United Stationers Inc*                                       441,911
                                                                        $694,016

OIL & GAS --- 5.2%
      6,000 Atwood Oceanics Inc*                                         201,372
     14,200 Barrett Resources Corp*                                      516,525
     12,450 Cabot Oil & Gas Corp Class A                                 244,331
      6,800 Cal Dive International Inc*                                  338,300
     29,975 Cross Timbers Oil Co                                         563,890
      7,400 Dril-Quip Inc*                                               244,200
     21,012 Friede Goldman Halter Inc*                                   120,819
      7,900 HS Resources Inc*                                            245,888
     21,800 Input/Output Inc*                                            183,927
     18,600 Louis Dreyfus Natural Gas Corp*                              596,353
     18,300 Newfield Exploration Co*                                     690,825
      7,600 Nuevo Energy Co*                                             137,750
      9,900 Oceaneering International Inc*                               139,214
      9,100 Offshore Logistics Inc*                                      156,975
      7,300 Patina Oil & Gas Corp                                        128,203
      7,700 Plains Resources Inc*                                        147,263
     17,400 Pogo Producing Co                                            435,000
     28,300 Pride International Inc*                                     716,330
      9,300 Remington Oil & Gas Corp*                                     85,439
      7,300 SEACOR SMIT Inc*                                             305,688
     10,400 Seitel Inc*                                                  156,000
      9,700 St Mary Land & Exploration Co                                227,339
      8,000 Stone Energy Corp*                                           409,600
      9,600 Swift Energy Co*                                             312,000
      5,800 TETRA Technologies Inc*                                       83,735
     12,000 Veritas DGC Inc*                                             360,000
     27,100 Vintage Petroleum Inc                                        572,488
                                                                      $8,319,454

PAPER & FOREST PRODUCTS --- 0.5%
     15,100 Buckeye Technologies Inc*                                    258,588
     11,100 Caraustar Industries Inc                                     111,688
      6,600 Chesapeake Corp                                              129,525
      5,300 Deltic Timber Corp                                           103,016
      6,100 Pope & Talbot Inc                                             94,928
      5,120 Republic Group Inc                                            96,317
                                                                        $794,062

PHARMACEUTICALS --- 2.3%
     17,150 Alpharma Inc Class A                                         665,626
     14,900 Barr Laboratories Inc*                                       940,563
     19,200 Dura Pharmaceuticals Inc*                                    661,190
     12,600 Medicis Pharmaceutical Corp Class A*                         927,675
      9,500 Noven Pharmaceuticals Inc*                                   423,339
                                                                      $3,618,393

PHOTOGRAPHY/IMAGING --- 0.5%
     21,600 Pinnacle Systems Inc*                                        272,700
     13,100 Zebra Technologies Corp Class A*                             573,937
                                                                        $846,637

PRINTING & PUBLISHING --- 0.5%
     14,500 Bowne & Co Inc                                               121,438
      5,600 Consolidated Graphics Inc*                                    60,200
     12,300 John H Harland Co                                            170,663
     13,700 Penton Media Inc                                             418,699
      6,100 Thomas Nelson Inc                                             40,791
                                                                        $811,791

RESTAURANTS --- 1.9%
     11,500 Applebee's International Inc                                 347,335
     11,550 CEC Entertainment Inc*                                       368,156
     13,300 Cheesecake Factory Inc*                                      589,350
     12,597 Consolidated Products Inc*                                    95,259
      8,600 IHOP Corp*                                                   181,675
     16,500 Jack In The Box Inc*                                         404,250
      9,600 Landry's Seafood Restaurants Inc                              77,395
      9,700 Luby's Inc                                                    56,988
      5,400 Panera Bread Co Class A*                                     111,375
     26,400 Ruby Tuesday Inc                                             358,037
     14,000 Ryan's Family Steak Houses Inc*                              117,250
      7,600 Sonic Corp*                                                  277,400
      5,000 Taco Cabana Inc Class A*                                      42,030
                                                                      $3,026,500

RETAIL --- 5.3%
     14,533 99 Cents Only Stores*                                        326,077
     12,700 Ames Department Stores Inc*                                   50,000
     12,400 AnnTaylor Stores Corp*                                       372,000
     14,500 Bombay Co Inc*                                                36,250
      7,800 Books-A-Million Inc*                                          19,500
      5,500 Building Materials Holding Corp*                              48,125
     19,100 Burlington Coat Factory Warehouse Corp                       300,825
     21,300 Casey's General Stores Inc                                   266,250
     10,700 Cato Corp Class A                                            128,400
      7,500 Chicos FAS Inc*                                              242,813
      8,900 Cost Plus Inc*                                               249,200
      2,500 DAMARK International Inc Class A*                             31,875
      7,200 Discount Auto Parts Inc*                                      51,746
      7,700 Dress Barn Inc*                                              192,977
      5,400 Factory 2-U Stores Inc*                                      172,460
      8,400 Footstar Inc*                                                301,350
     14,000 Goody's Family Clothing Inc*                                  50,302
      5,400 Gottschalks Inc*                                              26,325
     16,500 Great Atlantic & Pacific Tea Co Inc                          165,000
      9,200 Group 1 Automotive Inc*                                       91,420
     10,500 Gymboree Corp*                                                93,839
      7,800 Hancock Fabrics Inc                                           34,125
     10,200 Hughes Supply Inc                                            191,250
     17,650 Insight Enterprises Inc*                                     573,625
      6,100 J Baker Inc                                                   23,827
      7,800 Jo-Ann Stores Inc Class A*                                    50,700
      3,800 Lillian Vernon Corp                                           35,150
     17,100 Linens 'n Things Inc*                                        525,825
     17,850 Men's Wearhouse Inc*                                         522,113
     15,600 Michaels Stores Inc*                                         379,267
     22,100 O'Reilly Automotive Inc*                                     397,800
     13,700 Pacific Sunwear of California Inc*                           280,850
     23,000 Pep Boys - Manny Moe & Jack                                  103,500
     41,675 Pier 1 Imports Inc                                           552,194
      7,500 School Specialty Inc*                                        115,313
     12,800 ShopKo Stores Inc*                                            81,600
     18,500 Stein Mart Inc*                                              286,750
      6,000 Wet Seal Inc Class A*                                        112,500
     11,300 Whole Foods Market Inc*                                      522,625
     15,200 Zale Corp*                                                   514,900
                                                                      $8,520,648

SAVINGS & LOANS --- 1.3%
     10,000 Anchor Bancorp Wisconsin Inc                                 154,370
     12,141 Downey Financial Corp                                        579,733
     10,000 MAF Bancorp Inc                                              240,000
      8,950 Queens County Bancorp Inc                                    250,600
     15,600 Staten Island Bancorp Inc                                    301,267
     22,400 Washington Federal Inc                                       499,789
                                                                      $2,025,759

SHOES --- 0.9%
      7,900 Brown Shoe Co Inc                                             77,515
      4,400 K-Swiss Inc                                                  121,000
     18,600 Stride Rite Corp                                              99,975
     17,300 Timberland Co Class A*                                       893,113
     17,900 Wolverine World Wide Inc                                     193,535
                                                                      $1,385,138

SPECIALIZED SERVICES --- 7.6%
      5,200 4Kids Entertainment Inc*                                      75,072
      9,700 ABM Industries Inc                                           270,989
      8,800 ADVO Inc*                                                    323,946
      7,400 AT Cross Co Class A*                                          35,609
      8,500 Aaron Rents Inc                                              142,375
      7,100 Action Performance Cos Inc*                                   16,863
     11,700 Administaff Inc*                                             415,350
      3,700 Angelica Corp                                                 32,838
     23,900 BISYS Group Inc*                                           1,126,288
     18,200 Billing Concepts Corp*                                        54,600
      8,200 CDI Corp*                                                    130,175
      3,300 CPI Corp                                                      66,617
     23,800 Catalina Marketing Corp*                                     934,150
     15,750 Central Parking Corp                                         302,195
     14,600 Cerner Corp*                                                 904,280
      4,300 Chemed Corp                                                  141,363
     17,400 ChoicePoint Inc*                                             890,654
     23,300 Copart Inc*                                                  350,945
      6,900 Cyrk Inc*                                                     26,738
      6,200 Department 56 Inc*                                            87,959
     12,700 Edgewater Technology Inc*                                     62,306
      5,900 Enesco Group Inc                                              39,825
      6,700 FYI Inc*                                                     268,838
     14,000 FactSet Research Systems Inc                                 530,180
     13,800 Fossil Inc*                                                  180,256
      8,900 Franklin Covey Co*                                            71,200
      8,900 G&K Services Inc Class A                                     245,863
     27,650 HA-LO Industries Inc*                                        107,144
      5,600 Hall Kinion & Associates Inc*                                148,047
      8,300 Heidrick & Struggles International Inc*                      513,040
     12,500 Information Resources Inc*                                    66,400
      5,000 Insurance Auto Auctions Inc*                                  60,000
      9,600 Kroll-O'Gara Co*                                              56,400
     18,050 Labor Ready Inc*                                              54,150
      8,500 Mayor's Jewelers Inc*                                         30,813
      7,000 MemberWorks Inc*                                             240,625
     14,100 National Data Corp                                           537,563
      9,900 On Assignment Inc*                                           249,351
     10,500 Pegasus Solutions Inc*                                       179,151
      9,700 Pre-Paid Legal Services Inc*                                 425,588
     21,400 Profit Recovery Group International Inc*                     115,025
     17,550 Regis Corp                                                   265,444
      8,600 Russ Berrie & Co Inc                                         195,108
     27,490 Spherion Corp*                                               326,444
      6,000 StarTek Inc*                                                 152,622
     17,150 Tetra Tech Inc*                                              595,963
      6,500 Volt Information Sciences Inc*                               141,375
                                                                     $12,187,727

TELEPHONE & TELECOMMUNICATIONS --- 0.3%
     22,400 General Communication Inc Class A*                           174,989
     15,500 Pac-West Telecomm*                                           134,649
     33,820 TALK.com Inc*                                                104,605
                                                                        $414,243

TEXTILES --- 0.8%
      5,800 Ashworth Inc*                                                 42,775
     11,000 Cone Mills Corp*                                              46,057
      4,800 Dixie Group Inc*                                              15,298
      2,800 Haggar Corp                                                   36,400
     12,700 Hartmarx Corp*                                                33,338
     22,000 Interface Inc                                                200,750
     10,300 Kellwood Co                                                  200,201
     13,500 Nautica Enterprises Inc*                                     170,438
      5,200 OshKosh B'Gosh Inc Class A                                    83,200
      3,300 Oxford Industries Inc                                         57,750
     11,800 Phillips-Van Heusen Corp                                     140,125
      9,700 Quiksilver Inc*                                              185,513
                                                                      $1,211,845

TOBACCO --- 0.1%
      6,600 Schweitzer-Mauduit International Inc                         106,834
                                                                        $106,834

TRANSPORTATION --- 1.5%
     14,000 American Freightways Corp*                                   225,750
      8,500 Arkansas Best Corp*                                          136,000
      9,100 Forward Air Corp*                                            374,238
      6,800 Frozen Food Express Industries Inc*                           14,872
     10,900 Heartland Express Inc*                                       189,388
     10,600 Kirby Corp*                                                  195,432
      3,800 Landstar System Inc*                                         179,550
      4,800 MS Carriers Inc*                                              75,000
      8,300 Roadway Express Inc                                          170,665
     25,050 Rollins Truck Leasing Corp                                   131,513
     11,300 USFreightways Corp                                           290,975
     20,250 Werner Enterprises Inc                                       283,500
     10,600 Yellow Corp*                                                 190,800
                                                                      $2,457,683

UNIT INVESTMENT TRUST --- 0.4%
      5,443 iShares S&P SmallCap 600 Index Fund*                         594,474
                                                                        $594,474

UTILITIES --- 2.0%
     13,700 Atmos Energy Corp                                            316,813
      4,800 Cascade Natural Gas Corp                                      88,498
     13,000 Energen Corp                                                 372,125
      8,100 Laclede Gas Co                                               177,188
      5,600 NUI Corp                                                     174,647
      7,600 New Jersey Resources Corp                                    303,521
     10,900 Northwest Natural Gas Co                                     255,463
     13,600 Piedmont Natural Gas Co Inc                                  414,800
     21,331 Southern Union Co*                                           401,279
     13,500 Southwest Gas Corp                                           281,813
     10,800 Southwestern Energy Co                                        86,400
     11,700 UGI Corp                                                     271,288
                                                                      $3,143,835

WATER --- 0.3%
      3,900 American States Water Co                                     121,629
     17,668 Philadelphia Suburban Corp                                   414,085
                                                                        $535,714

TOTAL COMMON STOCK --- 100.0%                                       $160,569,357
(Cost $150,865,764)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $160,569,357
(Cost $150,865,764)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CHEMICALS --- 5.6%
    224,000 EI du Pont de Nemours & Co                                   223,435
                                                                        $223,435

ELECTRIC COMPANIES --- 18.8%
    224,000 Duke Energy Corp                                             222,345
    143,000 Pacific Gas & Electric Co                                    142,485
    190,000 South Carolina Electric & Gas                                189,484
    200,000 Southern California Edison Co                                199,927
                                                                        $754,241

FINANCIAL SERVICES --- 42.6%
    185,000 American Express Credit Corp                                 184,298
    150,000 CIT Group Inc                                                148,124
    225,000 Ciesco LP                                                    224,960
    185,000 Ford Motor Credit Co                                         183,866
    190,000 Morgan Stanley Dean Witter & Co                              188,629
    194,000 PACCAR Financial Corp                                        191,296
    225,000 Prudential Funding Corp                                      224,755
    197,000 Salomon Smith Barney Holdings                                194,573
    175,000 TransAmerica Financial Corp                                  173,894
                                                                      $1,714,395

FOOD & BEVERAGES --- 5.2%
    100,000 Campbell Soup Co                                              99,745
    110,000 HJ Heinz Co                                                  109,821
                                                                        $209,566

INSURANCE RELATED --- 8.1%
    160,000 American General Capital Services                            159,649
    165,000 American General Finance Corp                                164,578
                                                                        $324,227

INVESTMENT BANK/BROKERAGE FIRM --- 7.4%
    200,000 Caisse Central Desjardins                                    198,694
    100,000 Merrill Lynch & Co Inc                                        99,763
                                                                        $298,457

PRINTING & PUBLISHING --- 3.7%
    150,000 McGraw-Hill Cos Inc                                          149,671
                                                                        $149,671

TELEPHONE & TELECOMMUNICATIONS --- 3.7%
    150,000 AT&T Corp                                                    149,204
                                                                        $149,204

TRANSPORTATION --- 4.9%
    200,000 DaimlerChrysler                                              198,964
                                                                        $198,964

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $4,022,160
(Cost $4,022,160)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $4,022,160
(Cost $4,022,160)


The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

AIRLINES --- 0.1%
         56 Northwest Airlines Corp*                                       1,596
                                                                          $1,596

BIOTECHNOLOGY --- 2.4%
        217 Chiron Corp*                                                   9,399
         91 Genzyme Corp*                                                  6,461
        597 Immunex Corp*                                                 25,410
                                                                         $41,270

BROADCAST/MEDIA --- 3.7%
        107 Adelphia Communications Corp          Class A*                 3,551
        365 Comcast Corp Class A*                                         14,874
        209 EchoStar Communications Corp            Class A*               9,457
        365 Gemstar-TV Guide International Inc*                           25,025
        174 PanAmStat Corp*                                                5,829
        296 USA Networks Inc*                                              5,994
                                                                         $64,730

CHEMICALS --- 0.1%
         67 Sigma-Aldrich Corp                                             2,395
                                                                          $2,395

COMMUNICATIONS - EQUIPMENT --- 18.0%
        836 ADC Telecommunications Inc*                                   17,870
      2,190 Cisco Systems Inc*                                           117,982
        143 Comverse Technology Inc*                                      15,980
        760 JDS Uniphase Corp*                                            61,892
        282 Network Appliance Inc*                                        33,558
        774 QUALCOMM Inc*                                                 50,394
        150 RF Micro Devices Inc*                                          2,991
        195 Tellabs Inc*                                                   9,738
                                                                        $310,405

COMPUTER HARDWARE & SYSTEMS --- 5.8%
        148 3Com Corp                                                      2,627
        392 Apple Computer Inc*                                            7,668
        823 Dell Computer Corp*                                           24,279
        590 Sun Microsystems Inc*                                         65,416
                                                                         $99,990

COMPUTER SOFTWARE & SERVICES --- 29.2%
        196 Adobe Systems Inc                                             14,908
        170 Ariba Inc*                                                    21,484
        251 At Home Corp*                                                  2,588
        154 BMC Software Inc*                                              3,128
        250 BroadVision Inc*                                               7,438
        276 CMGI Inc*                                                      4,658
        125 CNET Networks Inc*                                             3,938
        186 Citrix Systems Inc*                                            4,115
        188 Compuware Corp*                                                1,481
        106 Electronic Arts Inc*                                           5,300
        219 Intuit Inc*                                                   13,455
        180 Juniper Networks Inc*                                         35,100
         73 Legato Systems Inc*                                              650
      1,564 Microsoft Corp*                                              107,721
        116 Network Associates Inc*                                        2,233
        333 Novell Inc*                                                    2,997
      2,024 Oracle Corp*                                                  66,792
        319 Parametric Technology Corp*                                    3,928
        304 Paychex Inc                                                   17,233
        339 PeopleSoft Inc*                                               14,794
        127 RealNetworks Inc*                                              2,617
        422 Siebel Systems Inc*                                           44,283
         64 Synopsys Inc*                                                  2,232
        351 VERITAS Software Corp*                                        49,496
        151 VeriSign Inc*                                                 19,932
        224 Yahoo! Inc*                                                   13,132
        170 eBay Inc*                                                      8,755
        178 i2 Technologies Inc*                                          30,260
                                                                        $504,648

CONTAINERS --- 0.2%
        199 Smurfit - Stone Container Corp*                                2,687
                                                                          $2,687

ELECTRONIC INSTRUMENTS & EQUIP --- 2.8%
        219 American Power Conversion Corp*                                2,833
        300 Atmel Corp*                                                    4,481
         86 Microchip Technology Inc*                                      2,720
         84 Molex Inc                                                      4,536
         71 QLogic Corp*                                                   6,869
        137 Sanmina Corp*                                                 15,661
        169 Vitesse Semiconductor Corp*                                   11,819
                                                                         $48,919

ELECTRONICS - SEMICONDUCTOR --- 16.4%
         67 Adaptec Inc*                                                   1,059
        482 Altera Corp*                                                  19,732
        358 Applied Materials Inc*                                        19,019
        288 Applied Micro Circuits Corp*                                  21,888
         95 Broadcom Corp Class A*                                        21,126
        210 Conexant Systems Inc*                                          5,526
      2,030 Intel Corp                                                    91,350
        190 KLA-Tencor Corp*                                               6,424
        358 Linear Technology Corp                                        23,113
        343 Maxim Integrated Products Inc*                                22,745
        147 PMC-Sierra Inc*                                               24,917
        377 Xilinx Inc*                                                   27,309
                                                                        $284,208

HEALTH CARE RELATED --- 2.7%
        408 Amgen Inc*                                                    23,638
        151 Biogen Inc*                                                    9,088
        189 MedImmune Inc*                                                12,356
         21 PacifiCare Health Systems Inc*                                   219
        137 Quintiles Transnational Corp*                                  1,909
                                                                         $47,210

HEAVY TRUCKS & PARTS --- 0.2%
         67 PACCAR Inc                                                     2,818
                                                                          $2,818

MEDICAL PRODUCTS --- 0.4%
        199 Biomet Inc                                                     7,201
                                                                          $7,201

MISCELLANEOUS --- 1.8%
        809 Nextel Communications Inc Class A*                            31,096
                                                                         $31,096

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
         51 Herman Miller Inc                                              1,332
                                                                          $1,332

RESTAURANTS --- 0.6%
        222 Starbucks Corp*                                                9,921
                                                                          $9,921

RETAIL --- 1.7%
        205 Amazon.com Inc*                                                7,508
        323 Bed Bath & Beyond Inc*                                         8,337
        196 Costco Wholesale Corp*                                         7,179
         82 Dollar Tree Stores Inc*                                        3,208
        260 Staples Inc*                                                   3,705
                                                                         $29,937

SPECIALIZED SERVICES --- 1.5%
         57 Apollo Group Inc Class A*                                      2,230
        174 Cintas Corp                                                    8,069
        209 Concord EFS Inc*                                               8,634
        132 Fiserv Inc*                                                    6,922
                                                                         $25,855

TELEPHONE & TELECOMMUNICATIONS --- 9.6%
        292 CIENA Corp*                                                   30,697
        820 Global Crossing Ltd*                                          19,373
      1,011 LM Ericsson AB                                                14,028
        219 Level 3 Communications Inc*                                   10,443
        401 McLeodUSA Inc Class A*                                         7,719
        447 Metromedia Fiber Network Inc Class A*                          8,493
         69 SDL Inc*                                                      17,888
        211 VoiceStream Wireless Corp*                                    27,747
        885 WorldCom Inc*                                                 21,019
        244 XO Communications Inc Class A*                                 8,231
                                                                        $165,638

UNIT INVESTMENT TRUST --- 2.7%
        565 Nasdaq-100 Shares*                                            46,162
                                                                         $46,162

TOTAL COMMON STOCK --- 100.0%                                         $1,728,018
(Cost $1,956,272)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100.0%                  $1,728,018
(Cost $1,956,272)


The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.2%
      5,650 BF Goodrich Co                                               231,294
     49,368 Boeing Co                                                  3,347,743
     10,840 General Dynamics Corp                                        775,732
     23,520 Lockheed Martin Corp                                         843,192
      3,900 Northrop Grumman Corp                                        327,600
     18,650 Raytheon Co Class B                                          637,588
     10,290 Rockwell International Corp                                  404,520
     25,730 United Technologies Corp                                   1,796,263
                                                                      $8,363,932

AIRLINES --- 0.2%
      8,350 AMR Corp                                                     273,463
      6,830 Delta Air Lines Inc                                          322,718
     27,675 Southwest Airlines Co                                        788,738
      3,720 US Airways Group Inc*                                        140,430
                                                                      $1,525,349

AUTO PARTS & EQUIPMENT --- 0.1%
      3,980 Cooper Tire & Rubber Co                                       43,529
     31,142 Delphi Automotive Systems Corp                               488,525
      9,645 Genuine Parts Co                                             205,554
      8,750 Goodyear Tire & Rubber Co                                    161,875
      7,206 Visteon Corp                                                 127,453
                                                                      $1,026,936

AUTOMOBILES --- 0.6%
    104,290 Ford Motor Co                                              2,724,576
     29,480 General Motors Corp                                        1,831,445
                                                                      $4,556,021

BANKS --- 5.0%
     20,930 AmSouth Bancorp                                              291,701
     21,990 BB&T Corp                                                    700,931
     63,698 Bank One Corp                                              2,324,977
     90,461 Bank of America Corp                                       4,347,737
     40,600 Bank of New York Co Inc                                    2,337,017
     72,060 Chase Manhattan Corp                                       3,278,730
      8,550 Comerica Inc                                                 515,668
     25,575 Fifth Third Bancorp                                        1,313,916
     54,287 First Union Corp                                           1,645,548
     52,723 Firstar Corp                                               1,037,958
     49,721 FleetBoston Financial Corp                                 1,889,398
     14,060 Huntington Bancshares Inc                                    202,113
      8,760 JP Morgan & Co Inc                                         1,449,780
     23,930 KeyCorp                                                      590,760
     26,830 Mellon Financial Corp                                      1,294,548
     33,760 National City Corp                                           721,620
     12,150 Northern Trust Corp                                        1,037,306
      7,685 Old Kent Financial Corp                                      212,775
     15,860 PNC Financial Services Group                               1,060,638
     12,110 Regions Financial Corp                                       285,336
      9,440 SouthTrust Corp                                              305,620
      8,870 State Street Corp                                          1,106,444
      9,660 Summit Bancorp                                               362,250
     16,530 SunTrust Banks Inc                                           806,862
     15,910 Synovus Financial Corp                                       343,051
     41,069 US Bancorp                                                   993,336
      7,520 Union Planters Corp                                          254,266
     11,250 Wachovia Corp                                                607,500
     90,740 Wells Fargo & Co                                           4,202,351
                                                                     $35,520,137

BROADCAST/MEDIA --- 0.6%
     32,250 Clear Channel Communications Inc*                          1,937,000
     49,830 Comcast Corp Class A*                                      2,030,573
                                                                      $3,967,573

BUILDING MATERIALS --- 0.1%
     25,510 Masco Corp                                                   476,705
      9,120 Sherwin-Williams Co                                          197,785
      5,640 Vulcan Materials Co                                          236,880
                                                                        $911,370

CHEMICALS --- 1.0%
     12,750 Air Products & Chemicals Inc                                 475,728
      6,210 Avery Dennison Corp                                          313,605
     37,350 Dow Chemical Co                                            1,143,844
     57,419 EI du Pont de Nemours & Co                                 2,605,387
      4,230 Eastman Chemical Co                                          181,361
      7,100 Engelhard Corp                                               148,213
      1,650 FMC Corp*                                                    125,400
      2,870 Great Lakes Chemical Corp                                     95,786
      6,020 Hercules Inc                                                 110,238
      9,700 PPG Industries Inc                                           432,863
      8,800 Praxair Inc                                                  327,800
     12,127 Rohm & Haas Co                                               364,562
      4,400 Sigma-Aldrich Corp                                           157,300
      7,490 Union Carbide Corp                                           322,070
      3,640 WR Grace & Co*                                                13,876
                                                                      $6,818,033

COMMUNICATIONS - EQUIPMENT --- 7.1%
     42,460 ADC Telecommunications Inc*                                  907,583
      4,460 Andrew Corp*                                                 117,352
     15,492 Avaya Inc*                                                   208,166
     10,310 Cabletron Systems Inc*                                       279,659
    391,108 Cisco Systems Inc*                                        21,070,944
      8,520 Comverse Technology Inc*                                     952,110
     48,520 Corning Inc                                                3,711,780
     51,500 JDS Uniphase Corp*                                         4,194,006
    184,015 Lucent Technologies Inc                                    4,289,758
     17,140 Network Appliance Inc*                                     2,039,660
    164,616 Nortel Networks Corp                                       7,490,028
     40,970 QUALCOMM Inc*                                              2,667,516
      8,700 Scientific-Atlanta Inc                                       595,402
     22,510 Tellabs Inc*                                               1,124,082
                                                                     $49,648,046

COMPUTER HARDWARE & SYSTEMS --- 6.6%
     18,140 Apple Computer Inc*                                          354,855
     93,627 Compaq Computer Corp                                       2,847,197
    142,530 Dell Computer Corp*                                        4,204,635
    120,162 EMC Corp*                                                 10,701,868
     17,730 Gateway Inc*                                                 915,045
    109,740 Hewlett-Packard Co                                         5,095,996
     97,020 International Business Machines Corp                       9,556,470
      7,020 Lexmark International Group Inc             Class A*         287,820
      5,330 NCR Corp*                                                    229,856
     31,096 Palm Inc*                                                  1,665,564
     12,690 Seagate Technology Inc*                                      886,714
     87,390 Sun Microsystems Inc*                                      9,689,366
     17,330 Unisys Corp*                                                 220,958
                                                                     $46,656,344

COMPUTER SOFTWARE & SERVICES --- 7.9%
     13,120 Adobe Systems Inc                                            997,933
    127,180 America Online Inc*                                        6,413,687
      3,290 Autodesk Inc                                                  72,584
     34,570 Automatic Data Processing Inc                              2,257,836
     13,640 BMC Software Inc*                                            277,056
      8,140 Ceridian Corp*                                               203,500
     10,320 Citrix Systems Inc*                                          228,330
     32,475 Computer Associates International Inc                      1,035,141
      9,260 Computer Sciences Corp*                                      583,380
     20,320 Compuware Corp*                                              160,020
     25,650 Electronic Data Systems Corp                               1,203,934
      7,850 Equifax Inc                                                  270,825
     22,320 First Data Corp                                            1,118,790
      4,400 Mercury Interactive Corp*                                    488,400
    290,000 Microsoft Corp*                                           19,973,750
     18,020 Novell Inc*                                                  162,180
    310,308 Oracle Corp*                                              10,240,164
     15,070 Parametric Technology Corp*                                  185,542
     20,500 Paychex Inc                                                1,162,084
     15,320 PeopleSoft Inc*                                              668,565
      7,223 Sabre Holdings Corp                                          241,515
      6,600 Sapient Corp*                                                234,709
     22,900 Siebel Systems Inc*                                        2,403,057
     22,100 VERITAS Software Corp*                                     3,116,432
     30,220 Yahoo! Inc*                                                1,771,648
                                                                     $55,471,062

CONGLOMERATES --- 0.1%
      7,990 Textron Inc                                                  402,992
                                                                        $402,992

CONTAINERS --- 0.1%
      1,630 Ball Corp                                                     57,254
      2,960 Bemis Co Inc                                                  76,590
      6,960 Crown Cork & Seal Co Inc                                      63,510
      8,170 Owens-Illinois Inc*                                           48,505
      9,450 Pactiv Corp*                                                  99,225
      2,770 Temple-Inland Inc                                            123,958
                                                                        $469,042

COSMETICS & PERSONAL CARE --- 0.4%
      3,070 Alberto-Culver Co Class B                                    103,035
     13,040 Avon Products Inc                                            632,440
     58,020 Gillette Co                                                2,023,448
      5,550 International Flavors & Fragrances Inc                        92,963
                                                                      $2,851,886

DISTRIBUTORS --- 0.4%
     15,230 Cardinal Health Inc                                        1,443,043
     15,611 McKesson HBOC Inc                                            438,076
      7,330 SUPERVALU Inc                                                112,699
     18,300 SYSCO Corp                                                   955,022
                                                                      $2,948,840

ELECTRIC COMPANIES --- 1.9%
      7,690 Ameren Corp                                                  305,678
     17,660 American Electric Power Co Inc                               732,890
      6,700 CMS Energy Corp                                              180,900
      8,940 CP&L Energy Inc                                              360,389
      8,900 Cinergy Corp                                                 272,563
     11,850 Consolidated Edison Inc                                      416,966
      8,340 Constellation Energy Group                                   347,670
      7,960 DTE Energy Co                                                287,555
     13,099 Dominion Resources Inc                                       780,203
     20,194 Duke Energy Corp                                           1,745,509
     18,080 Edison International                                         431,660
     12,310 Entergy Corp                                                 471,621
     17,753 Exelon Corp                                                1,067,369
      9,730 FPL Group Inc                                                642,180
     12,680 FirstEnergy Corp                                             328,095
      5,530 Florida Progress Corp                                        294,124
      6,760 GPU Inc                                                      223,499
      8,920 Niagara Mohawk Holdings Inc*                                 142,720
     21,200 PG&E Corp                                                    571,064
      8,077 PPL Corp                                                     332,667
      4,720 Pinnacle West Capital Corp                                   205,023
     11,810 Public Service Enterprise Group Inc                          490,115
     16,264 Reliant Energy Inc                                           671,898
     35,670 Southern Co                                                1,047,806
     14,701 TXU Corp                                                     544,848
     18,794 Xcel Energy Inc                                              480,412
                                                                     $13,375,424

ELECTRONIC INSTRUMENTS & EQUIP --- 5.3%
     24,943 Agilent Technologies Inc*                                  1,155,160
     10,800 American Power Conversion Corp*                              139,720
      5,190 Cooper Industries Inc                                        198,518
     23,450 Emerson Electric Co                                        1,722,098
    545,880 General Electric Co                                       29,920,745
     10,887 Molex Inc                                                    587,898
      2,730 PerkinElmer Inc                                              326,235
      4,100 Power-One Inc*                                               290,842
      8,300 Sanmina Corp*                                                948,790
     33,100 Solectron Corp*                                            1,456,400
      2,650 Tektronix Inc                                                188,813
      3,190 Thomas & Betts Corp                                           48,249
      5,240 WW Grainger Inc                                              167,350
                                                                     $37,150,818

ELECTRONICS - SEMICONDUCTOR --- 5.5%
      5,470 Adaptec Inc*                                                  86,492
     17,380 Advanced Micro Devices Inc*                                  393,223
     21,900 Altera Corp*                                                 896,520
     19,580 Analog Devices Inc*                                        1,272,700
     44,640 Applied Materials Inc*                                     2,371,500
     12,200 Broadcom Corp Class A*                                     2,712,975
     12,766 Conexant Systems Inc*                                        335,899
    370,060 Intel Corp                                                16,652,700
     10,370 KLA-Tencor Corp*                                             350,630
     17,280 LSI Logic Corp*                                              568,080
     17,100 Linear Technology Corp                                     1,104,010
     15,500 Maxim Integrated Products Inc*                             1,027,836
     31,100 Micron Technology Inc*                                     1,080,725
    120,150 Motorola Inc                                               2,996,181
      9,860 National Semiconductor Corp*                                 256,360
      7,300 Novellus Systems Inc*                                        298,840
      9,630 Teradyne Inc*                                                300,938
     95,220 Texas Instruments Inc                                      4,671,684
     18,070 Xilinx Inc*                                                1,308,937
                                                                     $38,686,230

ENGINEERING & CONSTRUCTION --- 0.0%
      4,260 Fluor Corp                                                   149,100
                                                                        $149,100

FINANCIAL SERVICES --- 5.3%
     14,580 AFLAC Inc                                                  1,065,244
     73,350 American Express Co                                        4,401,000
     13,832 American General Corp                                      1,113,476
     40,106 Associates First Capital Corp Class A                      1,488,935
     14,700 CIT Group Inc Class A                                        256,324
    247,917 Citigroup Inc                                             13,046,632
     55,440 Fannie Mae (nonvtg)                                        4,268,880
     13,530 Franklin Resources Inc                                       579,625
     38,310 Freddie Mac                                                2,298,600
      5,320 MBIA Inc                                                     386,695
     46,852 MBNA Corp                                                  1,759,855
      9,020 Moody's Corp                                                 237,334
     62,012 Morgan Stanley Dean Witter & Co                            4,980,308
     12,460 Stilwell Financial Inc                                       558,358
      6,730 T Rowe Price Associates Inc                                  315,045
      8,510 USA Education Inc                                            475,496
                                                                     $37,231,807

FOOD & BEVERAGES --- 3.3%
      2,030 Adolph Coors Co Class B                                      129,285
     49,920 Anheuser-Busch Cos Inc                                     2,283,840
      3,840 Brown-Forman Corp Class B                                    233,760
     23,350 Campbell Soup Co                                             682,988
    136,450 Coca-Cola Co                                               8,238,169
     23,210 Coca-Cola Enterprises Inc                                    426,484
     29,640 ConAgra Foods Inc                                            633,555
     15,860 General Mills Inc                                            662,155
     19,250 HJ Heinz Co                                                  807,287
      7,460 Hershey Foods Corp                                           405,168
     22,600 Kellogg Co                                                   573,475
     17,910 Nabisco Group Holdings Corp                                  517,151
     79,460 PepsiCo Inc                                                3,848,804
      7,280 Quaker Oats Co                                               593,771
     17,040 Ralston Purina Group                                         413,220
     47,910 Sara Lee Corp                                              1,033,035
     31,436 Unilever NV NY Shrs                                        1,597,326
      6,190 Wm Wrigley Jr Co                                             490,168
                                                                     $23,569,641

GOLD, METALS & MINING --- 0.5%
     18,640 Alcan Aluminium Ltd                                          588,316
     47,678 Alcoa Inc                                                  1,367,739
      4,455 Allegheny Technologies Inc                                    90,214
     22,020 Barrick Gold Corp                                            294,518
      7,320 Bethlehem Steel Corp*                                         21,045
      8,480 Freeport-McMoRan Copper & Gold Inc Class B*                   67,306
     14,730 Homestake Mining Co*                                          60,761
     10,100 Inco Ltd*                                                    155,914
      9,423 Newmont Mining Corp                                          127,795
      4,470 Nucor Corp                                                   155,051
      4,394 Phelps Dodge Corp                                            205,420
     18,270 Placer Dome Inc                                              148,444
      4,940 USX-US Steel Group                                            78,729
      4,780 Worthington Industries Inc                                    45,706
                                                                      $3,406,958

HARDWARE & TOOLS --- 0.1%
      4,550 Black & Decker Corp                                          171,194
      3,240 Snap-on Inc                                                   82,821
      4,900 Stanley Works                                                130,463
                                                                        $384,478

HEALTH CARE RELATED --- 4.6%
      6,270 ALZA Corp*                                                   507,475
     85,390 Abbott Laboratories                                        4,509,617
      7,840 Aetna Inc                                                    453,246
      7,240 Allergan Inc                                                 608,609
     71,800 American Home Products Corp                                4,559,300
     56,620 Amgen Inc*                                                 3,280,393
      8,080 Biogen Inc*                                                  486,311
    108,270 Bristol-Myers Squibb Co                                    6,597,649
     30,740 HCA - The Healthcare Co                                    1,227,663
     21,440 HEALTHSOUTH Corp*                                            257,280
      9,320 Humana Inc*                                                  113,005
     76,620 Johnson & Johnson                                          7,058,618
      5,630 Manor Care Inc*                                               93,948
     11,600 MedImmune Inc*                                               758,350
      6,450 Quintiles Transnational Corp*                                 89,894
     17,310 Tenet Healthcare Corp                                        680,491
      8,860 UnitedHealth Group Inc                                       969,063
      3,440 Wellpoint Health Networks Inc*                               402,263
                                                                     $32,653,175

HEAVY TRUCKS & PARTS --- 0.1%
      2,300 Cummins Engine Co Inc                                         78,200
      8,243 Dana Corp                                                    182,887
      4,050 Eaton Corp                                                   275,651
      3,240 Navistar International Corp*                                 107,121
      4,230 PACCAR Inc                                                   177,922
                                                                        $821,781

HOMEBUILDING --- 0.0%
      3,280 Centex Corp                                                  121,360
      2,680 Kaufman & Broad Home Corp                                     79,730
      2,310 Pulte Corp                                                    76,951
                                                                        $278,041

HOTELS/MOTELS --- 0.2%
     32,480 Carnival Corp                                                805,894
      6,470 Harrah's Entertainment Inc*                                  185,204
     20,480 Hilton Hotels Corp                                           194,560
     13,330 Marriott International Inc Class A                           539,865
                                                                      $1,725,523

HOUSEHOLD GOODS --- 1.6%
      2,220 Armstrong Holdings Inc                                         6,383
     13,080 Clorox Co                                                    583,695
     31,600 Colgate-Palmolive Co                                       1,856,816
     11,470 Fort James Corp                                              377,787
      8,810 Fortune Brands Inc                                           259,340
     29,590 Kimberly-Clark Corp                                        1,952,940
     10,960 Leggett & Platt Inc                                          179,470
      4,400 Maytag Corp                                                  125,950
     14,839 Newell Rubbermaid Inc                                        284,716
     72,010 Procter & Gamble Co                                        5,144,178
      3,180 Tupperware Corp                                               54,458
      3,900 Whirlpool Corp                                               169,650
                                                                     $10,995,383

INSURANCE RELATED --- 3.3%
     40,470 Allstate Corp                                              1,628,918
    127,522 American International Group Inc                          12,497,156
     14,210 Aon Corp                                                     588,820
      8,740 CIGNA Corp                                                 1,065,843
      9,630 Chubb Corp                                                   813,128
      8,920 Cincinnati Financial Corp                                    327,810
     18,161 Conseco Inc                                                  125,983
     12,290 Hartford Financial Services Group Inc                        914,831
      5,725 Jefferson-Pilot Corp                                         393,594
     10,510 Lincoln National Corp                                        508,421
      5,510 Loews Corp                                                   501,063
      5,890 MGIC Investment Corp                                         401,256
     14,920 Marsh & McLennan Cos Inc                                   1,950,790
      4,020 Progressive Corp                                             394,965
      7,160 SAFECO Corp                                                  173,179
     12,228 St Paul Cos Inc                                              626,685
      7,150 Torchmark Corp                                               238,181
     13,406 UnumProvident Corp                                           378,720
                                                                     $23,529,343

INVESTMENT BANK/BROKERAGE FIRM --- 1.1%
      5,898 Bear Stearns Cos Inc                                         357,566
     76,025 Charles Schwab Corp                                        2,670,378
     13,300 Lehman Brothers Holdings Inc                                 857,850
     44,200 Merrill Lynch & Co Inc                                     3,094,000
      8,120 Paine Webber Group Inc                                       578,550
                                                                      $7,558,344

LEISURE & ENTERTAINMENT --- 2.4%
      4,850 Brunswick Corp                                                94,269
     16,580 Harley-Davidson Inc                                          798,940
     23,990 Seagram Co Ltd                                             1,370,429
     72,940 Time Warner Inc                                            5,536,875
     83,536 Viacom Inc Class B*                                        4,751,110
    114,820 Walt Disney Co                                             4,111,934
                                                                     $16,663,557

MACHINERY --- 0.3%
      1,200 Briggs & Stratton Corp                                        42,824
     19,180 Caterpillar Inc                                              672,489
     13,020 Deere & Co                                                   479,292
      8,980 Ingersoll-Rand Co                                            338,995
      9,660 Thermo Electron Corp*                                        280,140
      3,440 Timken Co                                                     48,373
                                                                      $1,862,113

MANUFACTURING --- 1.5%
      3,385 Crane Co                                                      88,643
      7,900 Danaher Corp                                                 498,688
     11,300 Dover Corp                                                   479,538
     44,136 Honeywell International Inc                                2,375,046
      4,910 ITT Industries Inc                                           159,879
     16,560 Illinois Tool Works Inc                                      920,107
      4,750 Johnson Controls Inc                                         283,219
      2,530 Millipore Corp                                               132,825
      6,900 Pall Corp                                                    148,778
      6,265 Parker-Hannifin Corp                                         259,214
      4,642 Sealed Air Corp*                                             223,396
     92,840 Tyco International Ltd                                     5,262,821
                                                                     $10,832,154

MEDICAL PRODUCTS --- 1.3%
      2,990 Bausch & Lomb Inc                                            115,300
     16,180 Baxter International Inc                                   1,329,786
     14,020 Becton Dickinson & Co                                        469,670
      9,930 Biomet Inc                                                   359,337
     22,560 Boston Scientific Corp*                                      359,539
      2,790 CR Bard Inc                                                  116,831
     16,870 Guidant Corp*                                                893,047
     66,020 Medtronic Inc                                              3,585,678
     11,460 PE Corp-PE Biosystems Group                                1,340,820
      4,685 St Jude Medical Inc*                                         257,675
                                                                      $8,827,683

MISCELLANEOUS --- 1.1%
     25,140 AES Corp*                                                  1,420,410
      3,600 American Greetings Corp Class A                               65,473
     35,232 Archer-Daniels-Midland Co                                    387,552
     21,750 Minnesota Mining & Mftg Co                                 2,101,594
     41,920 Nextel Communications Inc Class A*                         1,611,279
     51,080 Sprint Corp PCS Group*                                     1,947,425
      6,850 TRW Inc                                                      287,700
                                                                      $7,821,433

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
     14,130 Pitney Bowes Inc                                             419,477
     37,140 Xerox Corp                                                   313,350
                                                                        $732,827

OIL & GAS --- 5.7%
      4,880 Amerada Hess Corp                                            302,560
     13,311 Anadarko Petroleum Corp                                      852,570
      6,790 Apache Corp                                                  375,568
      3,960 Ashland Inc                                                  129,690
     18,388 Baker Hughes Inc                                             632,088
     11,840 Burlington Resources Inc                                     426,240
     35,950 Chevron Corp                                               2,952,394
     34,245 Conoco Inc Class B                                           931,019
      7,100 Devon Energy Corp                                            357,840
    191,981 Exxon Mobil Corp                                          17,122,209
     24,490 Halliburton Co                                               907,648
      5,222 Kerr-McGee Corp                                              341,059
      3,340 McDermott International Inc                                   32,355
      8,100 Nabors Industries Inc*                                       412,290
     20,510 Occidental Petroleum Corp                                    407,636
     14,100 Phillips Petroleum Co                                        870,675
      5,230 Rowan Cos Inc*                                               131,728
    118,170 Royal Dutch Petroleum Co NY Shrs                           7,016,344
     31,320 Schlumberger Ltd                                           2,384,235
      4,750 Sunoco Inc                                                   142,201
     30,320 Texaco Inc                                                 1,790,760
      8,100 Tosco Corp                                                   231,863
     11,526 Transocean Sedco Forex Inc                                   610,878
     17,370 USX-Marathon Group                                           472,238
     13,550 Unocal Corp                                                  462,394
                                                                     $40,296,482

PAPER & FOREST PRODUCTS --- 0.4%
      3,150 Boise Cascade Corp                                            90,364
      9,530 Georgia-Pacific Group                                        256,119
     26,591 International Paper Co                                       973,895
      5,730 Louisiana-Pacific Corp                                        48,705
      5,800 Mead Corp                                                    167,835
      1,550 Potlatch Corp                                                 51,925
      5,660 Westvaco Corp                                                161,310
     12,190 Weyerhaeuser Co                                              572,162
      6,140 Willamette Industries Inc                                    222,956
                                                                      $2,545,271

PERSONAL LOANS --- 0.4%
     10,810 Capital One Financial Corp                                   682,381
      6,340 Countrywide Credit Industries Inc                            237,351
     26,009 Household International Inc                                1,308,565
      7,775 Providian Financial Corp                                     808,600
                                                                      $3,036,897

PHARMACEUTICALS --- 5.8%
     62,190 Eli Lilly & Co                                             5,558,231
      9,200 King Pharmaceuticals Inc*                                    412,270
    126,740 Merck & Co Inc                                            11,398,615
    347,965 Pfizer Inc                                                15,027,565
     71,437 Pharmacia Corp                                             3,929,035
     80,670 Schering-Plough Corp                                       4,169,590
      5,700 Watson Pharmaceuticals Inc*                                  356,603
                                                                     $40,851,909

PHOTOGRAPHY/IMAGING --- 0.1%
     17,070 Eastman Kodak Co                                             766,016
      2,490 Polaroid Corp                                                 25,054
                                                                        $791,070

POLLUTION CONTROL --- 0.1%
     11,010 Allied Waste Industries Inc*                                 101,843
     34,236 Waste Management Inc                                         684,720
                                                                        $786,563

PRINTING & PUBLISHING --- 0.5%
      4,030 Deluxe Corp                                                   90,925
      4,910 Dow Jones & Co Inc                                           289,076
     14,640 Gannett Co Inc                                               849,120
      4,000 Harcourt General Inc                                         224,200
      4,170 Knight-Ridder Inc                                            209,543
     10,650 McGraw-Hill Cos Inc                                          683,592
      2,820 Meredith Corp                                                 89,535
      9,250 New York Times Co Class A                                    339,938
      6,840 RR Donnelley & Sons Co                                       147,060
     16,960 Tribune Co                                                   628,572
                                                                      $3,551,561

RAILROADS --- 0.3%
     22,410 Burlington Northern Santa Fe Corp                            595,254
     12,190 CSX Corp                                                     308,553
     21,300 Norfolk Southern Corp                                        300,863
     13,620 Union Pacific Corp                                           638,438
                                                                      $1,843,108

RESTAURANTS --- 0.5%
      6,740 Darden Restaurants Inc                                       151,650
     72,720 McDonald's Corp                                            2,254,320
     10,300 Starbucks Corp*                                              460,276
      8,177 Tricon Global Restaurants Inc*                               245,310
      6,320 Wendy's International Inc                                    137,460
                                                                      $3,249,016

RETAIL --- 5.0%
     23,597 Albertson's Inc                                              558,942
      7,020 AutoZone Inc*                                                188,220
     15,700 Bed Bath & Beyond Inc*                                       405,248
     11,300 Best Buy Co Inc*                                             567,113
     21,480 CVS Corp                                                   1,137,087
     11,490 Circuit City Stores-Circuit City Group                       152,243
      6,190 Consolidated Stores Corp*                                     73,506
     24,610 Costco Wholesale Corp*                                       901,341
      5,190 Dillard's Inc Class A                                         54,495
     18,357 Dollar General Corp                                          284,534
     11,480 Federated Department Stores Inc*                             373,812
     46,840 Gap Inc                                                    1,209,034
    127,620 Home Depot Inc                                             5,487,660
     14,520 JC Penney Co Inc                                             169,695
     26,630 Kmart Corp*                                                  158,102
     18,100 Kohl's Corp*                                                 980,785
     45,470 Kroger Co*                                                 1,025,894
      2,170 Longs Drug Stores Corp                                        47,469
     21,090 Lowe's Cos Inc                                               963,539
     16,585 May Department Stores Co                                     435,356
      7,170 Nordstrom Inc                                                117,853
     16,990 Office Depot Inc*                                            141,221
     10,180 RadioShack Corp                                              606,983
     27,340 Safeway Inc*                                               1,495,143
     19,040 Sears Roebuck & Co                                           566,059
     25,260 Staples Inc*                                                 359,955
     16,240 TJX Cos Inc                                                  442,540
     50,060 Target Corp                                                1,382,908
     23,946 The Limited Inc                                              604,637
      8,100 Tiffany & Co                                                 345,765
     11,390 Toys R Us Inc*                                               195,760
    246,100 Wal-Mart Stores Inc                                       11,166,788
     55,640 Walgreen Co                                                2,538,575
      7,780 Winn-Dixie Stores Inc                                        149,765
                                                                     $35,288,027

SAVINGS & LOANS --- 0.3%
     11,685 Charter One Financial Inc                                    268,019
      8,760 Golden West Financial Corp                                   491,103
     29,683 Washington Mutual Inc                                      1,306,052
                                                                      $2,065,174

SHOES --- 0.1%
     14,920 NIKE Inc Class B                                             595,860
      3,140 Reebok International Ltd*                                     67,705
                                                                        $663,565

SPECIALIZED SERVICES --- 0.5%
     40,459 Cendant Corp*                                                485,508
      8,500 Convergys Corp*                                              370,277
      7,030 Ecolab Inc                                                   275,485
      5,110 H&R Block Inc                                                182,361
     16,610 IMS Health Inc                                               392,411
     16,960 Interpublic Group of Cos Inc                                 728,212
      2,260 National Service Industries Inc                               46,188
      9,720 Omnicom Group Inc                                            896,670
                                                                      $3,377,112

TELEPHONE & TELECOMMUNICATIONS --- 5.9%
     17,370 ALLTEL Corp                                                1,119,271
    206,986 AT&T Corp                                                  4,799,384
    103,240 BellSouth Corp                                             4,987,731
      7,840 CenturyTel Inc                                               301,840
     48,451 Global Crossing Ltd*                                       1,144,655
     91,539 Qwest Communications Int'l Inc*                            4,451,084
    186,733 SBC Communications Inc                                    10,772,067
     48,760 Sprint Corp                                                1,243,380
    149,728 Verizon Communications                                     8,656,075
    158,309 WorldCom Inc*                                              3,759,839
                                                                     $41,235,326

TEXTILES --- 0.0%
      2,870 Liz Claiborne Inc                                            121,975
      1,830 Russell Corp                                                  29,280
      1,010 Springs Industries Inc Class A                                23,798
      6,340 VF Corp                                                      173,158
                                                                        $348,211

TOBACCO --- 0.7%
    124,070 Philip Morris Cos Inc                                      4,544,064
      9,040 UST Inc                                                      228,260
                                                                      $4,772,324

TOYS --- 0.1%
      9,505 Hasbro Inc                                                   102,179
     23,720 Mattel Inc                                                   306,866
                                                                        $409,045

TRANSPORTATION --- 0.1%
     15,838 FedEx Corp*                                                  742,169
      3,280 Ryder System Inc                                              64,780
                                                                        $806,949

UTILITIES --- 1.1%
     11,810 Coastal Corp                                                 890,911
      4,310 Columbia Energy Group                                        310,048
     17,000 Dynegy Inc Class A                                           787,304
      1,530 Eastern Enterprises                                           98,494
     12,800 El Paso Energy Corp                                          802,394
     40,640 Enron Corp                                                 3,335,000
      7,500 KeySpan Corp                                                 263,903
      2,540 NICOR Inc                                                     89,692
      1,610 ONEOK Inc                                                     63,796
      1,940 Peoples Energy Corp                                           66,688
     11,335 Sempra Energy                                                234,487
     24,370 Williams Cos Inc                                           1,018,958
                                                                      $7,961,675

TOTAL COMMON STOCK --- 98.5%                                        $693,272,661
(Cost $509,731,925)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.1%
  7,646,000 Associates Corp of North America                           7,646,000
                                                                      $7,646,000

U.S. GOVERNMENTS --- 0.4%
  3,000,000 United States of America (1)                               2,992,265
                                                                      $2,992,265

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                $10,638,265
(Cost $10,638,265)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100.0%                     $703,910,926
(Cost $520,370,190)













INDEPENDENT AUDITORS REPORT


To the Shareholders and Board of Trustees of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Orchard Value Fund as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Orchard Series Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


December 1, 2000


THE ORCHARD SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

                                     ORCHARD
                                      VALUE
                                      FUND

ASSETS:

     Investments in securities, market value  (1)               $     3,517,757

     Cash                                                                53,635

     Dividends and interest receivable                                    2,269

     Receivable for investments sold                                     50,365

     Total assets                                                     3,624,026

LIABILITIES:

     Due to investment adviser                                            3,255

     Payable for investments purchased                                   83,972

     Total liabilities                                                   87,227

NET ASSETS                                                      $     3,536,799
------------------------------------------------------------------==============
------------------------------------------------------------------==============


NET ASSETS REPRESENTED BY:

     Capital stock, No par value                                $     3,526,912

     Net unrealized appreciation on investments                         511,508

     Undistributed net investment income                                  9,401

     Accumulated net realized loss on investments                      (511,022)


NET ASSETS

     Class A                                                    $     3,296,033
------------------------------------------------------------------==============
------------------------------------------------------------------==============
     Class B                                                    $       240,766
------------------------------------------------------------------==============
------------------------------------------------------------------==============


NET ASSET VALUE PER OUTSTANDING SHARE

(Offering and Redemption Price)

     Class A                                                    $        9.9884
------------------------------------------------------------------==============
------------------------------------------------------------------==============
     Class B                                                    $       11.7368
------------------------------------------------------------------==============
------------------------------------------------------------------==============


SHARES OF CAPITAL STOCK OUTSTANDING

     Class A                                                            329,986

     Class B                                                             20,514

(1)  Cost of investments in securities:                               3,006,249

See notes to financial statements

THE ORCHARD SERIES FUND

STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 2000

                                                                 ORCHARD
                                                                  VALUE
                                                                  FUND

INVESTMENT INCOME:

    Interest                                                $         5,306

    Dividends                                                        57,765

    Total income                                                     63,071

EXPENSES:

    Management fees                                                  27,216

    Distribution fees - Class B                                         325

    Total expenses                                                   27,541

NET INVESTMENT INCOME                                                35,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized loss on investments                               (311,785)

    Change in net unrealized appreciation on investments            499,025

    Net realized and unrealized gain on investments                 187,240

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $       222,770
---------------------------------------------------------------==============
---------------------------------------------------------------==============


See notes to financial statements.


THE ORCHARD SERIES FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED OCTOBER 31, 2000 AND 1999

                                                                     ORCHARD
                                                                   VALUE FUND
                                                                      2000      (A)        1999
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                      $        35,530     $         30,924

     Net realized loss on investments                                  (311,785)            (199,237)

     Change in net unrealized appreciation on investments               499,025              232,925

     Net increase in net assets resulting from operations               222,770               64,612

DISTRIBUTIONS TO SHAREHOLDERS:

     From net investment income

     Class A                                                            (34,853)             (29,048)

     Class B                                                               (733)

     From net realized gains - Class A                                        0              (13,415)

     Total distributions                                                (35,586)             (42,463)

SHARE TRANSACTIONS:

     Net proceeds from sales of shares

     Class A                                                          3,395,023              924,120

     Class B                                                            205,000

     Reinvestment of distributions

     Class A                                                             34,853               42,463

     Class B                                                                733

     Redemptions of shares - Class A                                 (2,867,143)            (244,504)

     Net increase in net assets resulting                               768,466              722,079
     from share transactions

     Total increase in net assets                                       955,650              744,228

NET ASSETS:

     Beginning of period                                              2,581,149            1,836,921

     End of period  (1)                                         $     3,536,799     $      2,581,149
------------------------------------------------------------------==============------===============----------
------------------------------------------------------------------==============------===============----------


OTHER INFORMATION:

SHARES:

     Sold

     Class A                                                            372,259               90,656

     Class B                                                             20,443

     Issued in reinvestment of distributions

     Class A                                                              3,938                4,457

     Class B                                                                 71

     Redeemed - Class A                                                (320,550)             (24,657)

     Net increase                                                        76,161               70,456
------------------------------------------------------------------==============------===============----------
------------------------------------------------------------------==============------===============----------


(1) Including undistributed net investment income               $         9,401     $          9,457

(A)  Class B Shares commenced operations on March 24, 2000.

See notes to financial statements.

---------------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ORCHARD VALUE FUND
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the years ended October 31, 2000 and 1999, and the period ended
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
October 31, 1998, are as follows:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                            Class A                                        Class B
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                           Period Ended October 31,                      Period Ended
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                             2000           1999           1998          October 31, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                            (A)              (B)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $      9.4086  $      9.0097  $     10.0000    $     10.0000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net investment income                          0.1263         0.1186         0.0730           0.0632
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)        0.5875         0.4667        (1.0275)          1.7102
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations 0.7138         0.5853        (0.9545)          1.7734
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
From net investment income                    (0.1340)       (0.1213)       (0.0358)         (0.0366)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
From net realized gains                        0.0000        (0.0651)                         0.0000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.1340)       (0.1864)       (0.0358)         (0.0366)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $      9.9884  $      9.4086  $      9.0097    $     11.7368
------------------------------------------============---============---============-----============----
------------------------------------------============---============---============-----============----
                                               0.0000                                         0.0000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return                                    7.77%          6.49%         (9.58%) #        17.79%  #
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period               $   3,296,033  $   2,581,149  $   1,836,921    $     240,766
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets         1.00%          1.00%          1.00%  *         1.25%  *
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Average Net Assets                              1.33%          1.34%          1.15%  *         0.98%  *
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Portfolio Turnover                            175.74%        153.77%         79.58%  #       175.74%  +
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
# Based on operations for the period shown and, accordingly, are not representative of a full year.
---------------------------------------------------------------------------------------------------------
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*Annualized
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+ Portfolio turnover is calculated at the Fund level, and therefore represents a twelve-month period.
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(A)  The portfolio commenced operations on March 2, 1998.
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(B)  Class B Shares commenced operations on March 24, 2000.
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





                                   THE ORCHARD SERIES FUND

                      Financial Statements and Financial Highlights for
                          the Years Ended October 31, 2000 and 1999

                                         (Section 2)



THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000


1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of six funds. Interests in the Orchard Value Fund (the Fund) is included herein and is represented by a separate class of beneficial interest of the Trust. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued. The Fund is diversified as defined in the 1940 Act. Class A shares are available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

The Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998 for Orchard Value A shares. Additional capitalization in the amount of $5,000 was received from GWL&A on October 25, 2000 for Orchard Value B shares. At October 31, 2000, GWL&As investment in the Fund totaled $2,080,849. The Fund offers two classes of shares, referred to as Class A and Class B shares. Class A shares are not subject to any distribution fees, while Class B shares are subject to an annual distribution fee of 0.25% of the Funds annual average net assets attributable to Class B shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust, which are in accordance with generally accepted accounting principles in the investment company industry:

Security  Valuation

Short-term and money
market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National
Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Dividends

Dividends  from net
investment income of the Fund are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security  Transactions

Security
transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal  Income Taxes

For federal income tax
purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification  of  Distributions  to  Shareholders

The
character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. A plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the Plan) provides for
compensation   of  marketing  and   advertising   expenditures   to  the  Funds
distributors to a maximum of 0.25% of the average daily net assets of the Fund. One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly owned subsidiary of GWL&A, distributes and markets the Fund. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Fund. Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Fund.

3.
CAPITAL STOCK The Trust has authorized an unlimited number of shares with no stated par value for each Fund and each class of shares in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.


4. PURCHASES AND SALES OF INVESTMENT SECURITIES For the year ended October 31, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $5,436,579 and $4,638,806, respectively. For the year ended October 31, 2000, there were no purchases and or sales of U.S. Government securities.

5.
UNREALIZED APPRECIATION (DEPRECIATION) At October 31, 2000, the U.S. Federal income tax cost basis was $3,036,872. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $507,098 and gross depreciation of securities in which there was an excess of tax cost over value of $26,213, resulting in net appreciation of $480,885.

The Orchard Series Fund Schedule of Investments October 31, 2000

Orchard Value Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 3.5%
      1,790 Boeing Co                                                    121,383
                                                                        $121,383

BANKS --- 10.4%
      1,710 Comerica Inc                                                 103,134
      4,770 Firstar Corp                                                  93,907
      2,155 FleetBoston Financial Corp                                    81,890
      1,865 Wells Fargo & Co                                              86,372
                                                                        $365,303

CHEMICALS --- 2.5%
      2,315 Air Products & Chemicals Inc                                  86,377
                                                                         $86,377

COMPUTER HARDWARE & SYSTEMS --- 3.1%
      3,550 Compaq Computer Corp                                         107,956
                                                                        $107,956

ELECTRIC COMPANIES --- 7.0%
      1,610 Dominion Resources Inc                                        95,895
      1,315 Duke Energy Corp                                             113,665
      1,270 Southern Co                                                   37,306
                                                                        $246,866

ELECTRONIC INSTRUMENTS & EQUIP --- 2.8%
      1,345 Emerson Electric Co                                           98,773
                                                                         $98,773

FINANCIAL SERVICES --- 16.0%
      1,220 American General Corp                                         98,210
      2,665 Citigroup Inc                                                140,246
      1,320 Fannie Mae (nonvtg)                                          101,640
      1,620 Freddie Mac                                                   97,200
      2,235 USA Education Inc                                            124,881
                                                                        $562,177

HEALTH CARE RELATED --- 5.7%
      2,155 Abbott Laboratories                                          113,810
        950 Johnson & Johnson                                             87,519
                                                                        $201,329

INSURANCE RELATED --- 14.7%
      3,160 Allstate Corp                                                127,190
      1,215 CIGNA Corp                                                   148,166
      1,235 Chubb Corp                                                   104,280
      2,715 St Paul Cos Inc                                              139,144
                                                                        $518,780

OIL & GAS --- 18.6%
      2,240 Baker Hughes Inc                                              77,000
      1,730 Halliburton Co                                                64,117
      1,400 Kerr-McGee Corp                                               91,437
      1,625 Phillips Petroleum Co                                        100,344
      1,365 Schlumberger Ltd                                             103,911
      2,401 Transocean Sedco Forex Inc                                   127,253
      3,380 USX-Marathon Group                                            91,892
                                                                        $655,954

PERSONAL LOANS --- 2.7%
      1,915 Household International Inc                                   96,347
                                                                         $96,347

PHARMACEUTICALS --- 2.9%
      1,145 Merck & Co Inc                                               102,978
                                                                        $102,978

SAVINGS & LOANS --- 2.3%
      1,825 Washington Mutual Inc                                         80,300
                                                                         $80,300

TELEPHONE & TELECOMMUNICATIONS --- 7.8%
      1,980 BellSouth Corp                                                95,658
      1,570 SBC Communications Inc                                        90,569
      1,505 Verizon Communications                                        87,007
                                                                        $273,234

TOTAL COMMON STOCK --- 100.0%                                         $3,517,757
(Cost $3,006,249)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $3,517,757
(Cost $3,006,249)